Quarterly Holdings Report
for
Fidelity® VIP Investment Grade Central Fund
March 31, 2025
VIGC-NPRT1-0525
1.847666.118
Asset-Backed Securities - 7.8%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.3%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/19/2037 (b)(c)(d)	4,137,000	4,142,602
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6432% 10/20/2037 (b)(c)(d)	2,445,000	2,443,665
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.8032% 7/20/2037 (b)(c)(d)	1,856,000	1,857,739
TOTAL BAILIWICK OF JERSEY		8,444,006
GRAND CAYMAN (UK OVERSEAS TER) - 5.2%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6429% 7/17/2037 (b)(c)(d)	2,190,000	2,187,742
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5448% 4/20/2034 (b)(c)(d)	3,132,569	3,131,814
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.8076% 4/16/2037 (b)(c)(d)	2,577,000	2,580,489
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 7/20/2034 (b)(c)(d)	1,532,085	1,532,644
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7332% 7/21/2037 (b)(c)(d)	3,308,000	3,315,367
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.572% 10/15/2032 (b)(c)(d)	2,533,488	2,532,761
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.5917% 4/25/2034 (b)(c)(d)	1,039,487	1,039,234
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.672% 10/15/2037 (b)(c)(d)	1,386,000	1,386,441
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2022-58A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.632% 1/15/2035 (b)(c)(d)	2,545,000	2,542,455
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 0% 4/15/2038 (b)(c)(d)	2,126,000	2,125,052
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.6336% 4/15/2034 (b)(c)(d)	2,173,138	2,169,455
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.562% 1/15/2038 (b)(c)(d)	1,292,000	1,289,191
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0432% 1/20/2037 (b)(c)(d)	3,122,000	3,132,811
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6632% 10/20/2037 (b)(c)(d)	2,095,000	2,096,745
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.5817% 4/25/2034 (b)(c)(d)	2,282,638	2,278,732
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.6029% 1/17/2035 (b)(c)(d)	2,560,000	2,560,302
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6032% 1/20/2038 (b)(c)(d)	1,648,000	1,648,252
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.7101% 7/25/2037 (b)(c)(d)	2,843,000	2,848,382
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.4566% 1/25/2038 (b)(c)(d)	1,960,000	1,954,980
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.1432% 7/20/2036 (b)(c)(d)	1,848,000	1,851,883
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6532% 10/20/2037 (b)(c)(d)	1,562,000	1,564,387
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.6048% 4/20/2034 (b)(c)(d)	1,887,884	1,883,293
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 1% 4/18/2035 (b)(c)(d)	2,425,000	2,397,556
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 5.7248% 10/20/2034 (b)(c)(d)	1,944,015	1,944,546
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5901% 4/20/2035 (b)(c)(d)	2,990,000	2,985,955
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.8232% 4/18/2037 (b)(c)(d)	2,356,000	2,359,211
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.682% 7/15/2037 (b)(c)(d)	2,257,000	2,256,937
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.7135% 2/20/2035 (b)(c)(d)	2,075,083	2,074,438
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 5.8136% 1/15/2034 (b)(c)(d)	444,749	444,737
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.692% 10/15/2037 (b)(c)(d)	2,219,000	2,220,110
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.682% 10/15/2037 (b)(c)(d)	2,283,000	2,286,345
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 1.16% 4/15/2038 (b)(c)(d)(e)	2,121,000	2,121,000
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.7019% 5/20/2036 (b)(c)(d)	2,662,000	2,662,596
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6532% 10/19/2037 (b)(c)(d)	2,396,000	2,398,396
Flatiron Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6646% 11/16/2034 (b)(c)(d)	1,157,698	1,157,698
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	1,305,738	1,253,506
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6817% 10/22/2034 (b)(c)(d)	1,367,988	1,368,937
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.852% 4/15/2037 (b)(c)(d)	2,115,000	2,115,950
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.632% 4/15/2035 (b)(c)(d)	2,667,000	2,667,011
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, 0% 4/15/2038 (b)(d)(e)	1,534,000	1,533,320
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.8901% 1/22/2037 (b)(c)(d)	1,000,000	1,001,933
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 4/19/2034 (b)(c)(d)	2,186,940	2,187,863
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.6517% 1/22/2035 (b)(c)(d)	1,888,747	1,889,213
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.8101% 4/25/2037 (b)(c)(d)	2,724,000	2,728,862
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.382% 7/15/2034 (b)(c)(d)	1,390,072	1,384,501
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 10/20/2034 (b)(c)(d)	461,006	461,216
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.0901% 4/22/2036 (b)(c)(d)	1,275,000	1,275,459
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.1433% 10/25/2037 (b)(c)(d)	2,357,478	2,357,648
Magnetite Clo Ltd Series 2025-45A, CME Term SOFR 3 month Index + 1.15%, 1.15% 4/15/2038 (b)(c)(d)(e)	1,483,000	1,481,680
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	1,342,000	1,343,007
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.5748% 4/20/2034 (b)(c)(d)	1,823,166	1,823,667
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.6917% 1/25/2035 (b)(c)(d)	5,340,000	5,342,366
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.652% 7/15/2037 (b)(c)(d)	2,086,000	2,087,189
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)	1,997,000	1,986,486
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.542% 1/15/2038 (b)(c)(d)	2,181,000	2,178,625
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.6248% 10/20/2030 (b)(c)(d)	878,420	878,675
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 0% 4/15/2038 (b)(c)(d)(e)	2,531,000	2,520,899
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.6932% 7/18/2038 (b)(c)(d)	2,147,000	2,148,224
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6432% 7/20/2037 (b)(c)(d)	3,605,000	3,605,418
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.5801% 1/22/2038 (b)(c)(d)	2,452,000	2,450,597
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 1.23% 4/20/2038 (b)(c)(d)	1,397,000	1,396,373
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6232% 10/20/2037 (b)(c)(d)	1,921,000	1,915,967
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/20/2037 (b)(c)(d)	3,069,000	3,071,996
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.9432% 4/20/2037 (b)(c)(d)	250,000	250,718
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.4619% 2/20/2038 (b)(c)(d)	1,672,000	1,664,476
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)	834,000	832,151
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)	1,297,000	1,292,314
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 0.8% 2/15/2033 (b)(c)(d)	2,428,000	2,422,688
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6848% 10/20/2034 (b)(c)(d)	760,982	761,306
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	1,027,744	991,814
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.6748% 4/20/2034 (b)(c)(d)	2,604,698	2,604,776
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.652% 10/15/2039 (b)(c)(d)	1,065,000	1,065,000
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.642% 1/15/2037 (b)(c)(d)	2,626,000	2,626,310
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6103% 4/23/2035 (b)(c)(d)	2,380,000	2,376,916
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.822% 4/15/2037 (b)(c)(d)	1,886,000	1,888,076
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6348% 4/20/2033 (b)(c)(d)	1,842,579	1,840,727
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(d)	828,303	819,108
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	1,185,792	1,147,858
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.0932% 1/20/2037 (b)(c)(d)	2,387,000	2,395,646
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.822% 4/15/2037 (b)(c)(d)	1,190,000	1,188,818
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.5904% 1/20/2038 (b)(c)(d)	648,000	648,316
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		158,235,543
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	1,071,831	1,076,129
MULTI-NATIONAL - 0.1%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.4911% 4/20/2038 (b)(c)(d)	1,736,000	1,720,367
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8001% 7/27/2037 (b)(c)(d)	2,418,000	2,422,005
TOTAL MULTI-NATIONAL		4,142,372
UNITED STATES - 2.2%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	1,597,555	1,630,607
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	1,458,928	1,485,758
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (d)	1,319,766	1,329,661
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (d)	208,621	188,803
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (d)	24,619	23,883
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	727,491	698,418
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	315,410	190,907
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	991,012	935,326
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	2,489,162	2,286,823
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6401% 7/20/2037 (b)(c)(d)	2,147,000	2,145,866
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/20/2037 (b)(c)(d)	758,000	759,614
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (d)	1,787,769	1,805,188
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	290,588	278,997
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6936% 1/15/2035 (b)(c)(d)	1,601,217	1,601,273
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	1,917,950	1,767,683
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (d)(f)	765,945	764,520
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	287,878	279,245
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	986,376	927,205
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	666,261	533,060
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	175,141	169,163
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.6101% 4/20/2035 (b)(c)(d)	2,429,000	2,425,138
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	1,719,570	1,679,766
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (d)	4,617,878	3,973,732
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (d)	851,400	812,087
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.812% 7/15/2037 (b)(c)(d)	2,272,000	2,272,568
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.7719% 1/15/2038 (b)(c)(d)	2,057,000	2,055,690
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (d)	3,012,000	3,022,118
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	1,690,000	1,697,519
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4688% 1/25/2038 (b)(c)(d)	2,081,000	2,082,165
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.9013% 10/20/2037 (b)(c)(d)	2,092,000	2,083,917
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	758,864	727,215
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	1,800,000	1,813,623
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.6796% 1/25/2036 (b)(c)	4,760	4,742
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	439,230	443,150
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	1,407,985	1,323,511
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	1,526,780	1,475,059
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	1,363,820	1,242,393
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	1,014,210	963,489
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	733,000	714,906
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	560,000	521,157
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	1,948,118	1,978,478
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	3,736,635	3,759,789
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	2,221,433	2,250,585
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	2,656,343	2,613,566
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	2,770,058	2,726,754
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	1,310,715	1,297,622
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2946% 9/25/2034 (b)(c)	2,041	2,088
TOTAL UNITED STATES		65,764,827
TOTAL ASSET-BACKED SECURITIES (Cost $238,718,871)		237,662,877

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Discover Bank USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	847,000	865,330
Regions Bank/Birmingham AL 6.45% 6/26/2037	2,368,000	2,444,573

TOTAL BANK NOTES (Cost $3,279,451)		3,309,903

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	10,304	10,571
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5914% 7/20/2034 (b)(c)	350	323
TOTAL UNITED STATES		10,894
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,282)		10,894

Commercial Mortgage Securities - 4.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.0%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	920,849	874,699
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	265,000	245,227
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class CNM, 3.7186% 11/5/2032 (b)(d)	110,000	96,754
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.47% 1/15/2039 (b)(c)(d)	1,283,272	1,276,465
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 5.87% 1/15/2039 (b)(c)(d)	242,144	240,028
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.47% 1/15/2039 (b)(c)(d)	173,219	171,435
BANK Series 2018-BN10 Class A5, 3.688% 2/15/2061	118,089	114,799
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	201,824	183,445
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2988% 9/15/2056 (b)	1,307,000	1,382,853
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	420,518	410,577
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	2,882,896	2,791,676
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	389,846	372,611
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.6613% 3/15/2041 (b)(c)(d)	1,158,518	1,156,346
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.6911% 6/15/2041 (b)(c)(d)	1,665,000	1,662,920
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.9607% 6/15/2041 (b)(c)(d)	822,000	819,431
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.1605% 6/15/2041 (b)(c)(d)	581,000	579,184
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (b)(d)	4,579,000	4,582,670
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2172% 4/15/2037 (b)(c)(d)	5,047,000	5,048,106
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 6.7662% 4/15/2037 (b)(c)(d)	1,341,000	1,340,581
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7108% 3/15/2041 (b)(c)(d)	6,040,817	6,049,913
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.7652% 4/15/2040 (b)(c)(d)	4,645,000	4,642,096
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3653% 4/15/2034 (b)(c)(d)	780,087	773,233
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.6653% 4/15/2034 (b)(c)(d)	1,007,281	995,950
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.9653% 4/15/2034 (b)(c)(d)	665,897	657,573
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.2653% 4/15/2034 (b)(c)(d)	699,023	689,848
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1226% 10/15/2036 (b)(c)(d)	2,648,253	2,628,543
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3323% 10/15/2036 (b)(c)(d)	396,287	391,333
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5321% 10/15/2036 (b)(c)(d)	530,325	523,696
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7318% 10/15/2036 (b)(c)(d)	514,682	506,962
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.381% 10/15/2036 (b)(c)(d)	1,789,733	1,771,836
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8129% 4/15/2037 (b)(c)(d)	1,698,221	1,698,244
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3321% 2/15/2039 (b)(c)(d)	2,207,572	2,200,674
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6315% 2/15/2039 (b)(c)(d)	758,100	755,257
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.8809% 2/15/2039 (b)(c)(d)	758,100	755,257
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.28% 2/15/2039 (b)(c)(d)	758,100	755,020
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0806% 12/9/2040 (b)(c)(d)	1,346,813	1,346,813
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.51% 12/9/2040 (b)(c)(d)	297,860	297,860
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.9593% 12/9/2040 (b)(c)(d)	161,102	161,101
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.612% 12/15/2039 (b)(c)(d)	755,797	753,908
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.9632% 5/15/2041 (b)(d)	3,064,752	3,062,837
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7637% 4/15/2041 (b)(c)(d)	3,769,117	3,776,323
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0134% 4/15/2041 (b)(c)(d)	600,996	601,026
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.263% 4/15/2041 (b)(c)(d)	498,717	497,782
BX Trust 2024-FNX Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4719% 2/15/2035 (b)(c)(d)	2,038,000	2,012,525
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4657% 3/15/2030 (b)(c)(d)	6,080,000	6,049,664
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7153% 3/15/2030 (b)(c)(d)	890,000	884,449
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.8651% 3/15/2030 (b)(c)(d)	1,254,000	1,246,179
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2345% 2/15/2036 (b)(c)(d)	278,000	277,665
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1045% 6/15/2038 (b)(c)(d)	213,047	212,248
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.2592% 4/15/2037 (b)(c)(d)	970,200	969,594
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6092% 4/15/2037 (b)(c)(d)	219,100	219,100
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.1582% 4/15/2037 (b)(c)(d)	183,400	183,514
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7612% 2/15/2039 (b)(c)(d)	2,787,723	2,789,470
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1107% 2/15/2039 (b)(c)(d)	359,643	359,419
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0104% 3/15/2041 (b)(c)(d)	1,032,456	1,031,488
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.2601% 3/15/2041 (b)(c)(d)	1,370,555	1,369,270
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	2,918,461	2,789,426
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	850,545	836,113
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (d)	233,402	229,436
DTP Coml Mtg Trust Series 2023-STE2 Class A, 5.4537% 1/15/2041 (b)(d)	563,000	574,276
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1355% 11/15/2038 (b)(c)(d)	3,654,041	3,638,196
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5547% 11/15/2038 (b)(c)(d)	1,013,820	1,008,434
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5135% 7/15/2038 (b)(c)(d)	1,049,774	1,048,790
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8135% 7/15/2038 (b)(c)(d)	597,644	596,897
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1335% 7/15/2038 (b)(c)(d)	2,162,777	2,160,074
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.6835% 7/15/2038 (b)(c)(d)	888,670	887,559
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3845% 10/15/2036 (b)(c)(d)	1,559,690	1,548,063
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.5845% 10/15/2036 (b)(c)(d)	241,085	238,689
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.9845% 10/15/2036 (b)(c)(d)	2,497,757	2,466,722
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	223,602	168,819
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)	386,779	247,539
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6144% 5/15/2039 (b)(c)(d)	3,430,000	3,323,210
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.1131% 5/15/2039 (b)(c)(d)	2,383,000	2,180,445
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4123% 5/15/2039 (b)(c)(d)	1,335,000	1,214,850
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.8611% 5/15/2039 (b)(c)(d)	1,187,000	1,092,678
LIFE Mortgage Trust Series 2021-BMR Class B, CME Term SOFR 1 month Index + 0.9945%, 5.3135% 3/15/2038 (b)(c)(d)	100,044	99,418
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5335% 3/15/2038 (b)(c)(d)	237,680	235,155
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8335% 3/15/2038 (b)(c)(d)	330,648	325,895
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.1835% 3/15/2038 (b)(c)(d)	288,995	282,493
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	1,895,246	1,855,419
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4083% 11/15/2040 (b)(c)(d)	710,191	712,394
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1572% 11/15/2040 (b)(c)(d)	804,800	806,809
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 4.9185% 10/15/2036 (b)(c)(d)	203,055	201,786
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (d)	607,128	621,557
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3192% 2/15/2039 (b)(c)(d)	642,000	630,032
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.9692% 2/15/2039 (b)(c)(d)	334,000	326,943
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.1645% 11/15/2038 (b)(c)(d)	2,971,810	2,953,236
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5135% 11/15/2038 (b)(c)(d)	1,821,225	1,809,842
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.7627% 11/15/2038 (b)(c)(d)	773,931	769,094
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0119% 11/15/2038 (b)(c)(d)	508,661	505,482
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5621% 12/15/2039 (b)(c)(d)	2,518,000	2,511,713
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9116% 12/15/2039 (b)(c)(d)	613,000	612,235
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.311% 12/15/2039 (b)(c)(d)	452,000	451,290
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	1,766,729	1,438,136
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	113,488	89,533
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6345% 5/15/2031 (b)(c)(d)	1,349,000	1,340,662
TOTAL UNITED STATES		122,076,817
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $124,276,580)		122,076,817

Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (d)	966,000	890,918
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)	736,000	573,042
TOTAL SAUDI ARABIA		1,463,960
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,691,449)		1,463,960

Non-Convertible Corporate Bonds - 24.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)	802,000	750,302
Westpac Banking Corp 4.11% 7/24/2034 (b)	1,139,000	1,088,294

TOTAL AUSTRALIA		1,838,596
BELGIUM - 0.2%
Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	1,135,000	1,081,497
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	3,472,000	3,589,535

TOTAL BELGIUM		4,671,032
CANADA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 5.85% 2/1/2035	766,000	776,781
Cenovus Energy Inc 3.75% 2/15/2052	2,600,000	1,785,511
Cenovus Energy Inc 5.25% 6/15/2037	1,010,000	970,412
Enbridge Inc 4.25% 12/1/2026	544,000	541,180
		4,073,884
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	580,000	571,668
TOTAL CANADA		4,645,552
FRANCE - 0.3%
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 2.219% 6/9/2026 (b)(d)	2,313,000	2,301,563
BNP Paribas SA 5.786% 1/13/2033 (b)(d)	2,966,000	3,032,611
Societe Generale SA 1.488% 12/14/2026 (b)(d)	2,986,000	2,917,055
Societe Generale SA 5.5% 4/13/2029 (b)(d)	2,025,000	2,052,691

TOTAL FRANCE		10,303,920
GERMANY - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Deutsche Bank AG 4.5% 4/1/2025	3,669,000	3,669,001
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	600,000	597,141
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)	1,600,000	1,674,481
		5,940,623
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 4.25% 12/15/2025 (d)	1,338,000	1,332,018
TOTAL GERMANY		7,272,641
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 3.2% 9/16/2040 (d)	1,070,000	821,823
IRELAND - 0.5%
Financials - 0.3%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,236,000	1,194,460
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	1,295,000	1,216,925
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	1,385,000	1,227,046
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	959,000	958,110
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	4,054,000	4,184,829
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	1,112,000	1,115,231
		9,896,601
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (d)	485,000	482,280
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)	1,433,000	1,424,676
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (d)	886,000	886,159
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)	2,451,000	2,536,415
		5,329,530
TOTAL IRELAND		15,226,131
ITALY - 0.1%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)	3,922,000	3,932,948
MEXICO - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petroleos Mexicanos 4.5% 1/23/2026	1,632,000	1,597,548
Petroleos Mexicanos 5.95% 1/28/2031	1,957,000	1,657,481
Petroleos Mexicanos 6.35% 2/12/2048	4,049,000	2,671,935
Petroleos Mexicanos 6.49% 1/23/2027	1,175,000	1,149,326
Petroleos Mexicanos 6.5% 1/23/2029	1,705,000	1,602,103
Petroleos Mexicanos 6.5% 3/13/2027	1,481,000	1,442,346
Petroleos Mexicanos 6.7% 2/16/2032	5,440,000	4,773,057
Petroleos Mexicanos 6.75% 9/21/2047	3,713,000	2,535,793
Petroleos Mexicanos 6.84% 1/23/2030	1,194,000	1,088,809
Petroleos Mexicanos 6.95% 1/28/2060	2,417,000	1,638,484
Petroleos Mexicanos 7.69% 1/23/2050	4,972,000	3,713,339

TOTAL MEXICO		23,870,221
NETHERLANDS - 0.4%
Financials - 0.4%
Banks - 0.4%
ABN AMRO Bank NV 4.988% 12/3/2028 (b)(d)	9,000,000	9,059,289
Cooperatieve Rabobank UA 4.375% 8/4/2025	2,285,000	2,279,266

TOTAL NETHERLANDS		11,338,555
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)	427,311	443,869
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 1.494% 8/10/2027 (b)(d)	1,788,000	1,713,031
UBS Group AG 3.869% 1/12/2029 (b)(d)	1,233,000	1,204,357
UBS Group AG 4.125% 9/24/2025 (d)	1,614,000	1,610,091
UBS Group AG 4.194% 4/1/2031 (b)(d)	2,950,000	2,843,947
UBS Group AG 4.55% 4/17/2026	790,000	790,359
		8,161,785
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)	200,000	197,860
TOTAL SWITZERLAND		8,359,645
UNITED KINGDOM - 0.7%
Consumer Staples - 0.2%
Tobacco - 0.2%
BAT Capital Corp 6.421% 8/2/2033	1,030,000	1,099,305
Imperial Brands Finance PLC 4.25% 7/21/2025 (d)	490,000	488,758
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)	1,136,000	1,170,822
Reynolds American Inc 4.45% 6/12/2025	446,000	445,424
Reynolds American Inc 5.7% 8/15/2035	373,000	375,715
Reynolds American Inc 6.15% 9/15/2043	1,227,000	1,225,265
Reynolds American Inc 7.25% 6/15/2037	909,000	1,009,771
		5,815,060
Financials - 0.5%
Banks - 0.5%
Barclays PLC 5.088% 6/20/2030 (b)	2,253,000	2,237,649
Barclays PLC 5.2% 5/12/2026	1,908,000	1,914,100
Barclays PLC 5.829% 5/9/2027 (b)	2,670,000	2,702,572
Barclays PLC 6.224% 5/9/2034 (b)	2,277,000	2,372,018
Barclays PLC 6.49% 9/13/2029 (b)	642,000	674,996
Barclays PLC 6.692% 9/13/2034 (b)	3,300,000	3,538,249
NatWest Group PLC 3.073% 5/22/2028 (b)	1,427,000	1,380,727
		14,820,311
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (d)	696,000	652,442
TOTAL UNITED KINGDOM		21,287,813
UNITED STATES - 20.7%
Communication Services - 2.2%
Diversified Telecommunication Services - 0.6%
AT&T Inc 2.55% 12/1/2033	4,584,000	3,758,214
AT&T Inc 3.65% 9/15/2059	712,000	480,196
AT&T Inc 3.8% 12/1/2057	4,678,000	3,284,046
AT&T Inc 4.3% 2/15/2030	859,000	845,705
AT&T Inc 4.75% 5/15/2046	4,816,000	4,189,346
Verizon Communications Inc 2.55% 3/21/2031	1,698,000	1,496,173
Verizon Communications Inc 4.78% 2/15/2035 (d)	2,099,000	2,037,583
Verizon Communications Inc 4.862% 8/21/2046	2,282,000	2,042,740
Verizon Communications Inc 5.012% 4/15/2049	89,000	82,937
		18,216,940
Entertainment - 0.3%
Walt Disney Co/The 3.8% 3/22/2030	7,061,000	6,845,696
Walt Disney Co/The 4.7% 3/23/2050	2,229,000	1,991,053
		8,836,749
Media - 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	1,100,000	990,686
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	369,000	298,762
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	1,073,000	970,088
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	816,000	615,210
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	273,000	272,932
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	850,000	846,073
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	5,834,000	4,833,934
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	1,073,000	861,666
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	1,545,000	1,595,290
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	842,000	800,469
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	1,067,000	1,097,595
Comcast Corp 2.937% 11/1/2056	2,100,000	1,233,855
Comcast Corp 3.9% 3/1/2038	329,000	282,358
Comcast Corp 4.65% 7/15/2042	779,000	693,108
Discovery Communications LLC 3.625% 5/15/2030	1,843,000	1,658,038
Discovery Communications LLC 4.125% 5/15/2029	64,000	60,391
Discovery Communications LLC 5% 9/20/2037	2,600,000	2,193,167
Time Warner Cable LLC 4.5% 9/15/2042	283,000	215,576
Time Warner Cable LLC 5.5% 9/1/2041	521,000	451,887
Time Warner Cable LLC 5.875% 11/15/2040	460,000	421,757
Time Warner Cable LLC 6.55% 5/1/2037	6,199,000	6,148,921
Time Warner Cable LLC 7.3% 7/1/2038	1,160,000	1,217,799
Warnermedia Holdings Inc 3.755% 3/15/2027	580,000	565,707
Warnermedia Holdings Inc 4.054% 3/15/2029	406,000	382,351
Warnermedia Holdings Inc 4.279% 3/15/2032	1,970,000	1,735,648
Warnermedia Holdings Inc 5.05% 3/15/2042	996,000	796,605
Warnermedia Holdings Inc 5.141% 3/15/2052	2,807,000	2,046,294
		33,286,167
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3.75% 4/15/2027	1,871,000	1,843,916
T-Mobile USA Inc 3.875% 4/15/2030	2,705,000	2,593,126
T-Mobile USA Inc 4.375% 4/15/2040	404,000	355,616
T-Mobile USA Inc 4.5% 4/15/2050	793,000	659,511
		5,452,169
TOTAL COMMUNICATION SERVICES		65,792,025

Consumer Discretionary - 0.4%
Automobiles - 0.0%
General Motors Financial Co Inc 5.85% 4/6/2030	953,000	970,277
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp 3.5% 7/1/2027	517,000	507,516
McDonald's Corp 3.6% 7/1/2030	615,000	586,772
		1,094,288
Specialty Retail - 0.4%
AutoNation Inc 4.75% 6/1/2030	234,000	229,703
AutoZone Inc 3.625% 4/15/2025	350,000	349,813
AutoZone Inc 4% 4/15/2030	1,629,000	1,571,455
Lowe's Cos Inc 3.35% 4/1/2027	211,000	206,603
Lowe's Cos Inc 3.75% 4/1/2032	649,000	602,064
Lowe's Cos Inc 4.25% 4/1/2052	2,647,000	2,070,478
Lowe's Cos Inc 4.45% 4/1/2062	2,720,000	2,115,963
Lowe's Cos Inc 4.5% 4/15/2030	1,170,000	1,160,836
O'Reilly Automotive Inc 4.2% 4/1/2030	361,000	352,227
		8,659,142
TOTAL CONSUMER DISCRETIONARY		10,723,707

Consumer Staples - 0.6%
Beverages - 0.2%
Molson Coors Beverage Co 3% 7/15/2026	2,300,000	2,256,152
Molson Coors Beverage Co 5% 5/1/2042	4,016,000	3,694,202
		5,950,354
Consumer Staples Distribution & Retail - 0.3%
Mars Inc 4.8% 3/1/2030 (d)	2,106,000	2,118,046
Mars Inc 5% 3/1/2032 (d)	1,581,000	1,587,834
Mars Inc 5.2% 3/1/2035 (d)	1,314,000	1,320,579
Mars Inc 5.65% 5/1/2045 (d)	1,278,000	1,280,781
Mars Inc 5.7% 5/1/2055 (d)	2,548,000	2,545,847
		8,853,087
Food Products - 0.0%
General Mills Inc 2.875% 4/15/2030	220,000	201,672
JBS USA LUX Sarl / JBS USA Food Co / JBS USA Foods Group 5.95% 4/20/2035 (d)	880,000	904,464
		1,106,136
Tobacco - 0.1%
Altria Group Inc 4.25% 8/9/2042	1,696,000	1,359,307
Altria Group Inc 4.5% 5/2/2043	1,137,000	941,076
Altria Group Inc 4.8% 2/14/2029	311,000	311,633
Altria Group Inc 5.95% 2/14/2049	407,000	401,758
		3,013,774
TOTAL CONSUMER STAPLES		18,923,351

Energy - 1.7%
Energy Equipment & Services - 0.0%
Halliburton Co 3.8% 11/15/2025	18,000	17,929
Halliburton Co 4.85% 11/15/2035	661,000	634,066
		651,995
Oil, Gas & Consumable Fuels - 1.7%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)	394,000	409,414
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)	1,061,000	1,095,442
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)	317,000	329,929
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)	571,000	599,277
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)	342,000	363,607
DCP Midstream Operating LP 5.6% 4/1/2044	376,000	349,040
DCP Midstream Operating LP 6.45% 11/3/2036 (d)	760,000	794,070
DCP Midstream Operating LP 6.75% 9/15/2037 (d)	1,037,000	1,102,024
Energy Transfer LP 3.75% 5/15/2030	710,000	671,307
Energy Transfer LP 4.95% 6/15/2028	1,242,000	1,250,307
Energy Transfer LP 5% 5/15/2050	2,045,000	1,721,954
Energy Transfer LP 5.25% 4/15/2029	629,000	636,367
Energy Transfer LP 5.4% 10/1/2047	414,000	370,737
Energy Transfer LP 5.8% 6/15/2038	692,000	687,815
Energy Transfer LP 6% 6/15/2048	451,000	436,735
Energy Transfer LP 6.25% 4/15/2049	432,000	428,564
Enterprise Products Operating LLC 3.7% 2/15/2026	1,472,000	1,462,018
Hess Corp 4.3% 4/1/2027	1,500,000	1,492,477
Hess Corp 5.6% 2/15/2041	4,059,000	4,069,296
Hess Corp 7.125% 3/15/2033	308,000	348,411
Hess Corp 7.3% 8/15/2031	411,000	465,147
Hess Corp 7.875% 10/1/2029	1,346,000	1,513,449
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	141,000	148,672
Kinder Morgan Inc 5.55% 6/1/2045	747,000	700,171
MPLX LP 4.8% 2/15/2029	345,000	345,591
MPLX LP 4.95% 9/1/2032	2,116,000	2,073,446
MPLX LP 5.5% 2/15/2049	1,036,000	942,128
Occidental Petroleum Corp 5.55% 3/15/2026	1,587,000	1,593,383
Occidental Petroleum Corp 6.2% 3/15/2040	521,000	515,451
Occidental Petroleum Corp 6.45% 9/15/2036	1,412,000	1,453,466
Occidental Petroleum Corp 6.6% 3/15/2046	1,751,000	1,765,154
Occidental Petroleum Corp 7.5% 5/1/2031	2,356,000	2,593,740
ONEOK Inc 4.25% 9/24/2027	752,000	745,339
ONEOK Inc 4.4% 10/15/2029	786,000	771,954
ONEOK Inc 4.75% 10/15/2031	1,529,000	1,498,554
Phillips 66 3.85% 4/9/2025	188,000	187,960
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	405,000	381,624
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	2,447,000	2,401,999
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	312,000	288,814
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	1,007,000	770,913
Western Gas Partners LP 3.95% 6/1/2025	266,000	265,498
Western Gas Partners LP 4.5% 3/1/2028	613,000	606,997
Western Gas Partners LP 4.65% 7/1/2026	2,778,000	2,775,537
Western Gas Partners LP 4.75% 8/15/2028	354,000	352,466
Western Gas Partners LP 6.35% 1/15/2029	978,000	1,021,204
Williams Cos Inc/The 3.5% 11/15/2030	2,609,000	2,437,814
Williams Cos Inc/The 4.65% 8/15/2032	2,206,000	2,136,261
Williams Cos Inc/The 5.3% 8/15/2052	500,000	458,356
		49,829,879
TOTAL ENERGY		50,481,874

Financials - 10.3%
Banks - 4.3%
Bank of America Corp 2.299% 7/21/2032 (b)	4,656,000	3,976,969
Bank of America Corp 3.419% 12/20/2028 (b)	5,817,000	5,637,400
Bank of America Corp 3.95% 4/21/2025	1,265,000	1,264,151
Bank of America Corp 4.25% 10/22/2026	1,307,000	1,302,850
Bank of America Corp 4.45% 3/3/2026	465,000	464,246
Bank of America Corp 5.015% 7/22/2033 (b)	17,054,000	16,982,462
Bank of America Corp 5.468% 1/23/2035 (b)	1,410,000	1,430,531
Citigroup Inc 4.3% 11/20/2026	532,000	529,770
Citigroup Inc 4.412% 3/31/2031 (b)	3,258,000	3,174,693
Citigroup Inc 4.45% 9/29/2027	5,245,000	5,220,300
Citigroup Inc 4.6% 3/9/2026	673,000	672,485
Citigroup Inc 4.91% 5/24/2033 (b)	3,492,000	3,424,248
Citigroup Inc 5.5% 9/13/2025	1,694,000	1,699,721
Citigroup Inc 6.174% 5/25/2034 (b)	1,574,000	1,613,306
Citigroup Inc 6.27% 11/17/2033 (b)	7,000,000	7,428,988
Citizens Financial Group Inc 2.638% 9/30/2032	1,490,000	1,224,119
Citizens Financial Group Inc 5.841% 1/23/2030 (b)	9,000,000	9,244,443
Fifth Third Bancorp 4.895% 9/6/2030 (b)	3,000,000	2,992,814
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	1,324,000	1,203,910
JPMorgan Chase & Co 4.125% 12/15/2026	4,319,000	4,301,878
JPMorgan Chase & Co 4.493% 3/24/2031 (b)	3,926,000	3,873,953
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	12,887,000	12,555,521
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	5,229,000	5,187,420
JPMorgan Chase & Co 5.14% 1/24/2031 (b)	4,500,000	4,570,180
JPMorgan Chase & Co 5.717% 9/14/2033 (b)	2,500,000	2,568,923
Santander Holdings USA Inc 2.49% 1/6/2028 (b)	1,754,000	1,681,113
Santander Holdings USA Inc 6.499% 3/9/2029 (b)	2,600,000	2,692,488
Wells Fargo & Co 3.526% 3/24/2028 (b)	2,893,000	2,834,743
Wells Fargo & Co 4.478% 4/4/2031 (b)	4,386,000	4,311,070
Wells Fargo & Co 4.897% 7/25/2033 (b)	5,000,000	4,928,044
Wells Fargo & Co 5.013% 4/4/2051 (b)	4,931,000	4,438,361
Wells Fargo & Co 5.244% 1/24/2031 (b)	4,173,000	4,242,958
Wells Fargo & Co 5.499% 1/23/2035 (b)	1,539,000	1,559,933
		129,233,991
Capital Markets - 3.2%
Ares Capital Corp 3.875% 1/15/2026	3,822,000	3,789,932
Ares Strategic Income Fund 5.7% 3/15/2028 (d)	8,922,000	8,922,205
Athene Global Funding 5.339% 1/15/2027 (d)	4,132,000	4,176,300
Athene Global Funding 5.583% 1/9/2029 (d)	2,079,000	2,123,043
Blackstone Private Credit Fund 7.05% 9/29/2025	2,656,000	2,682,300
Blackstone Private Credit Fund 7.3% 11/27/2028	3,100,000	3,278,759
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	2,893,000	2,477,831
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)	4,837,000	4,263,086
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)	12,774,000	12,529,944
Goldman Sachs Group Inc/The 3.8% 3/15/2030	4,751,000	4,543,421
Goldman Sachs Group Inc/The 4.25% 10/21/2025	696,000	694,210
Goldman Sachs Group Inc/The 6.75% 10/1/2037	689,000	745,068
HPS Corporate Lending Fund 5.45% 1/14/2028 (d)	4,291,000	4,271,266
Moody's Corp 3.25% 1/15/2028	732,000	710,544
Morgan Stanley 3.125% 7/27/2026	6,737,000	6,620,543
Morgan Stanley 3.622% 4/1/2031 (b)	3,078,000	2,906,281
Morgan Stanley 3.625% 1/20/2027	3,374,000	3,336,658
Morgan Stanley 4.431% 1/23/2030 (b)	1,348,000	1,330,932
Morgan Stanley 4.889% 7/20/2033 (b)	6,522,000	6,425,229
Morgan Stanley 5% 11/24/2025	4,489,000	4,503,756
Morgan Stanley 5.25% 4/21/2034 (b)	2,830,000	2,831,398
Morgan Stanley 5.424% 7/21/2034 (b)	3,524,000	3,565,059
Morgan Stanley 6.296% 10/18/2028 (b)	2,500,000	2,599,866
Morgan Stanley 6.342% 10/18/2033 (b)	5,000,000	5,364,333
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	1,118,000	1,131,783
		95,823,747
Consumer Finance - 1.2%
Ally Financial Inc 5.543% 1/17/2031 (b)	451,000	448,719
Ally Financial Inc 5.8% 5/1/2025	1,606,000	1,607,085
Ally Financial Inc 6.184% 7/26/2035 (b)	2,021,000	2,008,072
Ally Financial Inc 6.7% 2/14/2033	2,979,000	2,979,920
Ally Financial Inc 7.1% 11/15/2027	2,560,000	2,695,335
Ally Financial Inc 8% 11/1/2031	829,000	923,755
Capital One Financial Corp 3.273% 3/1/2030 (b)	1,912,000	1,792,484
Capital One Financial Corp 3.65% 5/11/2027	4,134,000	4,047,808
Capital One Financial Corp 3.8% 1/31/2028	2,165,000	2,118,625
Capital One Financial Corp 4.927% 5/10/2028 (b)	2,300,000	2,307,795
Capital One Financial Corp 4.985% 7/24/2026 (b)	2,151,000	2,151,575
Capital One Financial Corp 5.247% 7/26/2030 (b)	2,770,000	2,787,966
Capital One Financial Corp 5.468% 2/1/2029 (b)	1,952,000	1,984,663
Capital One Financial Corp 5.817% 2/1/2034 (b)	2,680,000	2,700,793
Discover Financial Services 4.1% 2/9/2027	875,000	866,103
Discover Financial Services 4.5% 1/30/2026	1,437,000	1,434,220
Synchrony Financial 3.95% 12/1/2027	2,356,000	2,297,221
		35,152,139
Financial Services - 0.9%
Corebridge Financial Inc 3.5% 4/4/2025	646,000	645,923
Corebridge Financial Inc 3.65% 4/5/2027	2,280,000	2,240,047
Corebridge Financial Inc 3.85% 4/5/2029	904,000	874,058
Corebridge Financial Inc 3.9% 4/5/2032	1,076,000	994,686
Corebridge Financial Inc 4.35% 4/5/2042	245,000	204,873
Corebridge Financial Inc 4.4% 4/5/2052	724,000	579,444
Corebridge Global Funding 4.9% 12/3/2029 (d)	3,000,000	3,000,435
Corebridge Global Funding 5.9% 9/19/2028 (d)	1,659,000	1,725,200
Equitable Holdings Inc 4.35% 4/20/2028	1,304,000	1,292,803
Equitable Holdings Inc 4.572% 2/15/2029 (d)	450,000	443,435
Jackson Financial Inc 3.125% 11/23/2031	273,000	237,478
Jackson Financial Inc 5.17% 6/8/2027	1,014,000	1,022,487
Jackson Financial Inc 5.67% 6/8/2032	1,092,000	1,111,586
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	4,189,000	4,028,315
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	3,400,000	2,924,893
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	320,000	288,330
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	1,340,000	1,353,617
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	380,000	386,031
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	1,961,000	1,992,043
Pine Street Trust II 5.568% 2/15/2049 (d)	1,748,000	1,636,330
Sixth Street Lending Partners 6.125% 7/15/2030 (d)	1,928,000	1,940,491
		28,922,505
Insurance - 0.7%
Five Corners Funding Trust II 2.85% 5/15/2030 (d)	3,419,000	3,112,341
Liberty Mutual Group Inc 4.569% 2/1/2029 (d)	1,255,000	1,245,077
Marsh & McLennan Cos Inc 4.375% 3/15/2029	1,220,000	1,215,741
Marsh & McLennan Cos Inc 4.75% 3/15/2039	560,000	531,740
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (d)	1,782,000	1,177,083
MetLife Inc 5.3% 12/15/2034	4,063,000	4,128,974
Pacific LifeCorp 5.125% 1/30/2043 (d)	1,611,000	1,496,104
Reinsurance Group of America Inc 6% 9/15/2033	3,764,000	3,904,682
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (d)	1,640,000	1,471,329
Unum Group 3.875% 11/5/2025	1,491,000	1,477,837
Unum Group 4% 6/15/2029	1,353,000	1,313,789
Unum Group 4.046% 8/15/2041 (d)	101,000	81,366
Unum Group 5.75% 8/15/2042	2,118,000	2,084,984
		23,241,047
TOTAL FINANCIALS		312,373,429

Health Care - 1.2%
Biotechnology - 0.2%
Amgen Inc 5.15% 3/2/2028	1,463,000	1,489,310
Amgen Inc 5.25% 3/2/2030	1,336,000	1,366,480
Amgen Inc 5.25% 3/2/2033	1,508,000	1,529,780
Amgen Inc 5.6% 3/2/2043	1,433,000	1,420,427
Amgen Inc 5.75% 3/2/2063	1,298,000	1,264,911
		7,070,908
Health Care Providers & Services - 0.9%
Centene Corp 2.45% 7/15/2028	3,009,000	2,745,675
Centene Corp 2.625% 8/1/2031	1,403,000	1,179,245
Centene Corp 3.375% 2/15/2030	1,564,000	1,414,477
Centene Corp 4.25% 12/15/2027	1,762,000	1,719,319
Centene Corp 4.625% 12/15/2029	2,738,000	2,623,219
Cigna Group/The 3.05% 10/15/2027	982,000	950,147
Cigna Group/The 4.375% 10/15/2028	1,860,000	1,845,802
Cigna Group/The 4.8% 8/15/2038	1,158,000	1,082,039
Cigna Group/The 4.9% 12/15/2048	1,157,000	1,007,651
CVS Health Corp 3% 8/15/2026	192,000	187,688
CVS Health Corp 3.625% 4/1/2027	551,000	540,571
CVS Health Corp 4.78% 3/25/2038	1,830,000	1,641,969
CVS Health Corp 5% 1/30/2029	1,114,000	1,119,187
CVS Health Corp 5.25% 1/30/2031	457,000	461,403
HCA Inc 3.5% 9/1/2030	1,260,000	1,168,476
HCA Inc 3.625% 3/15/2032	287,000	259,456
HCA Inc 5.625% 9/1/2028	1,311,000	1,340,016
HCA Inc 5.875% 2/1/2029	1,446,000	1,490,007
Humana Inc 3.7% 3/23/2029	827,000	792,339
Sabra Health Care LP 3.2% 12/1/2031	2,870,000	2,492,415
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	647,000	639,904
		26,701,005
Pharmaceuticals - 0.1%
Elanco Animal Health Inc 6.65% 8/28/2028 (b)	409,000	414,031
Mylan Inc 4.55% 4/15/2028	1,227,000	1,201,785
Utah Acquisition Sub Inc 3.95% 6/15/2026	472,000	465,666
		2,081,482
TOTAL HEALTH CARE		35,853,395

Industrials - 0.4%
Aerospace & Defense - 0.3%
Boeing Co 5.04% 5/1/2027	909,000	913,134
Boeing Co 5.15% 5/1/2030	909,000	914,638
Boeing Co 5.705% 5/1/2040	920,000	894,338
Boeing Co 5.805% 5/1/2050	920,000	875,823
Boeing Co 5.93% 5/1/2060	908,000	854,118
Boeing Co 6.259% 5/1/2027	645,000	663,615
Boeing Co 6.298% 5/1/2029	827,000	867,268
Boeing Co 6.388% 5/1/2031	626,000	667,077
Boeing Co 6.528% 5/1/2034	670,000	717,896
Boeing Co 6.858% 5/1/2054	1,009,000	1,095,971
Boeing Co 7.008% 5/1/2064	952,000	1,031,579
		9,495,457
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	262,000	275,583
Carrier Global Corp 6.2% 3/15/2054	163,000	173,998
		449,581
Trading Companies & Distributors - 0.1%
Air Lease Corp 3.375% 7/1/2025	1,977,000	1,970,625
TOTAL INDUSTRIALS		11,915,663

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.0%
Dell International LLC / EMC Corp 6.02% 6/15/2026	342,000	346,416
Dell International LLC / EMC Corp 6.1% 7/15/2027	729,000	751,775
Dell International LLC / EMC Corp 6.2% 7/15/2030	631,000	668,076
		1,766,267
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 1.95% 2/15/2028 (d)	510,000	474,396
Broadcom Inc 2.45% 2/15/2031 (d)	4,340,000	3,818,449
Broadcom Inc 2.6% 2/15/2033 (d)	4,340,000	3,657,674
Broadcom Inc 3.5% 2/15/2041 (d)	3,505,000	2,744,616
Broadcom Inc 3.75% 2/15/2051 (d)	1,645,000	1,230,272
		11,925,407
Software - 0.3%
Oracle Corp 1.65% 3/25/2026	1,992,000	1,936,278
Oracle Corp 2.3% 3/25/2028	3,147,000	2,955,928
Oracle Corp 2.8% 4/1/2027	1,797,000	1,740,421
Oracle Corp 3.6% 4/1/2040	1,797,000	1,413,393
		8,046,020
TOTAL INFORMATION TECHNOLOGY		21,737,694

Materials - 0.0%
Chemicals - 0.0%
Celanese US Holdings LLC 6.6% 11/15/2028 (b)	1,381,000	1,424,457
Celanese US Holdings LLC 6.8% 11/15/2030 (b)	1,399,000	1,449,883
Celanese US Holdings LLC 6.95% 11/15/2033 (b)	817,000	853,823
		3,728,163
Real Estate - 2.2%
Diversified REITs - 0.4%
Piedmont Operating Partnership LP 2.75% 4/1/2032	451,000	364,283
Store Capital LLC 2.75% 11/18/2030	2,676,000	2,345,792
Store Capital LLC 4.625% 3/15/2029	550,000	537,650
VICI Properties LP 4.375% 5/15/2025	256,000	255,733
VICI Properties LP 4.75% 2/15/2028	2,029,000	2,029,136
VICI Properties LP 4.75% 4/1/2028 (e)	496,000	496,986
VICI Properties LP 4.95% 2/15/2030	2,648,000	2,625,131
VICI Properties LP 5.125% 5/15/2032	720,000	704,688
VICI Properties LP 5.75% 4/1/2034	374,000	375,953
Vornado Realty LP 2.15% 6/1/2026	578,000	557,488
WP Carey Inc 2.4% 2/1/2031	1,166,000	1,011,751
WP Carey Inc 3.85% 7/15/2029	391,000	375,976
		11,680,567
Health Care REITs - 0.8%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	1,278,000	1,272,702
Healthcare Realty Holdings LP 3.1% 2/15/2030	402,000	368,865
Healthcare Realty Holdings LP 3.5% 8/1/2026	419,000	412,112
Healthpeak OP LLC 3.25% 7/15/2026	176,000	173,106
Healthpeak OP LLC 3.5% 7/15/2029	201,000	190,694
Omega Healthcare Investors Inc 3.25% 4/15/2033	1,822,000	1,544,573
Omega Healthcare Investors Inc 3.375% 2/1/2031	810,000	730,546
Omega Healthcare Investors Inc 3.625% 10/1/2029	1,814,000	1,696,155
Omega Healthcare Investors Inc 4.5% 4/1/2027	4,967,000	4,943,509
Omega Healthcare Investors Inc 4.75% 1/15/2028	1,958,000	1,953,280
Omega Healthcare Investors Inc 5.25% 1/15/2026	1,744,000	1,747,130
Ventas Realty LP 3% 1/15/2030	2,340,000	2,148,820
Ventas Realty LP 4% 3/1/2028	688,000	676,322
Ventas Realty LP 4.125% 1/15/2026	478,000	475,584
Ventas Realty LP 4.375% 2/1/2045	234,000	193,941
Ventas Realty LP 4.75% 11/15/2030	3,072,000	3,055,287
		21,582,626
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	560,000	492,716
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	1,190,000	1,065,824
Boston Properties LP 4.5% 12/1/2028	1,193,000	1,171,557
Boston Properties LP 6.75% 12/1/2027	1,655,000	1,730,869
COPT Defense Properties LP 2% 1/15/2029	199,000	177,713
COPT Defense Properties LP 2.25% 3/15/2026	510,000	496,924
COPT Defense Properties LP 2.75% 4/15/2031	509,000	441,021
Hudson Pacific Properties LP 4.65% 4/1/2029	2,374,000	1,794,535
		6,878,443
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 3.95% 11/15/2027	1,415,000	1,337,678
Brandywine Operating Partnership LP 4.55% 10/1/2029	1,792,000	1,629,511
Brandywine Operating Partnership LP 8.3% 3/15/2028	2,334,000	2,417,333
CBRE Services Inc 2.5% 4/1/2031	1,708,000	1,486,825
Tanger Properties LP 2.75% 9/1/2031	1,346,000	1,160,694
Tanger Properties LP 3.125% 9/1/2026	1,874,000	1,834,588
		9,866,629
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031	231,000	198,183
American Homes 4 Rent LP 3.625% 4/15/2032	989,000	897,931
American Homes 4 Rent LP 5.5% 7/15/2034	3,001,000	2,991,324
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	1,453,000	1,355,695
Sun Communities Operating LP 2.3% 11/1/2028	512,000	472,513
Sun Communities Operating LP 2.7% 7/15/2031	1,323,000	1,151,328
		7,066,974
Retail REITs - 0.3%
Brixmor Operating Partnership LP 4.05% 7/1/2030	1,554,000	1,488,608
Brixmor Operating Partnership LP 4.125% 5/15/2029	1,549,000	1,503,419
Brixmor Operating Partnership LP 4.125% 6/15/2026	1,425,000	1,414,201
Kite Realty Group Trust 4.75% 9/15/2030	2,980,000	2,940,609
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	473,000	476,827
Realty Income Corp 2.2% 6/15/2028	244,000	227,005
Realty Income Corp 2.85% 12/15/2032	301,000	259,302
Realty Income Corp 3.25% 1/15/2031	313,000	287,566
Realty Income Corp 3.4% 1/15/2028	489,000	474,733
Simon Property Group LP 2.45% 9/13/2029	499,000	455,153
		9,527,423
TOTAL REAL ESTATE		67,095,378

Utilities - 1.0%
Electric Utilities - 0.6%
Alabama Power Co 3.05% 3/15/2032	2,030,000	1,813,750
Cleco Corporate Holdings LLC 3.375% 9/15/2029	1,057,000	981,374
Cleco Corporate Holdings LLC 3.743% 5/1/2026	4,043,000	3,992,292
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	242,000	228,889
Duke Energy Corp 2.45% 6/1/2030	854,000	761,468
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)	405,000	356,844
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)	1,402,000	1,195,969
Entergy Corp 2.8% 6/15/2030	876,000	792,964
Exelon Corp 2.75% 3/15/2027	449,000	434,541
Exelon Corp 3.35% 3/15/2032	546,000	492,968
Exelon Corp 4.05% 4/15/2030	534,000	517,354
Exelon Corp 4.1% 3/15/2052	404,000	310,671
Exelon Corp 4.7% 4/15/2050	238,000	199,672
Southern Co/The 4.85% 3/15/2035	1,930,000	1,867,911
Southern Co/The 5.7% 3/15/2034	2,053,000	2,120,326
		16,066,993
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031	673,000	575,301
AES Corp/The 3.95% 7/15/2030 (d)	2,298,000	2,155,123
		2,730,424
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co 4.05% 4/15/2025	3,813,000	3,811,756
NiSource Inc 2.95% 9/1/2029	2,624,000	2,439,589
NiSource Inc 3.6% 5/1/2030	1,602,000	1,517,030
Puget Energy Inc 4.1% 6/15/2030	1,032,000	985,657
Puget Energy Inc 4.224% 3/15/2032	1,875,000	1,745,698
		10,499,730
TOTAL UTILITIES		29,297,147

TOTAL UNITED STATES		627,921,826
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $778,175,130)		741,934,572

U.S. Government Agency - Mortgage Securities - 19.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 19.1%
Fannie Mae 2.5% 1/1/2052	257,660	215,675
Fannie Mae 2.5% 4/1/2052	1,402,981	1,180,508
Fannie Mae 2.5% 6/1/2052	832,440	703,300
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (b)(c)	738	755
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (b)(c)	1,323	1,361
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.634%, 6.925% 11/1/2036 (b)(c)	14,841	15,299
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.645%, 7.395% 5/1/2036 (b)(c)	10,320	10,633
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 7.166% 6/1/2042 (b)(c)	10,184	10,606
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.937% 7/1/2035 (b)(c)	1,011	1,044
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.788% 2/1/2036 (b)(c)	5,688	5,893
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 7.622% 7/1/2041 (b)(c)	2,514	2,622
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (b)(c)	4,710	4,920
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.638% 7/1/2041 (b)(c)	6,394	6,675
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.695% 12/1/2035 (b)(c)	6,041	6,259
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.004% 10/1/2041 (b)(c)	4,309	4,438
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 7.285% 9/1/2036 (b)(c)	10,951	11,381
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.954%, 7.704% 7/1/2037 (b)(c)	3,953	4,107
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 6.995% 10/1/2033 (b)(c)	15,053	15,309
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (b)(c)	1,276	1,306
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.224%, 6.515% 8/1/2036 (b)(c)	18,317	18,757
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.28%, 7.241% 10/1/2033 (b)(c)	1,866	1,907
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.465%, 6.995% 5/1/2035 (b)(c)	2,136	2,189
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	612,914	543,386
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	99,804	82,607
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,308,725	1,160,265
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,248,493	1,106,865
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	13,149	11,658
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	684,472	606,827
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	96,514	80,004
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,787,246	1,467,156
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	13,665	12,115
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,297,283	1,150,121
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	97,565	80,813
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	15,250	13,472
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	14,382	12,705
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	309,045	273,022
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	101,820	84,210
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	167,361	147,852
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	17,911	15,823
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	103,936	85,904
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	367,411	324,585
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	18,453	16,302
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	15,896	14,013
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	19,438	17,136
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	20,400	17,933
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	833,869	630,984
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	16,469	14,477
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	20,449	17,976
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	21,190	18,627
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	206,085	164,856
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	318,438	253,738
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	4,730,311	3,815,033
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,058,730	1,654,592
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	66,899	53,578
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	771,598	701,647
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	40,794	35,108
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,576,317	1,345,099
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	333,511	284,574
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,568,672	1,336,795
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	188,081	152,629
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,019,222	826,151
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,353,065	1,091,680
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	2,485,266	2,137,773
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,500,825	1,280,058
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	732,176	624,790
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	336,075	286,651
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	590,364	503,713
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	137,867	111,104
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,423	13,258
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	146,751	126,441
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	790,720	673,514
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	757,389	606,816
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	316,235	256,331
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	557,727	449,811
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	801,668	644,547
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,812,969	2,268,681
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,461	14,123
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	1,559,697	1,249,622
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	17,190	13,773
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	4,842,204	3,891,656
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	754,833	604,532
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	16,848	14,446
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	17,910	14,349
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	49,155	42,359
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,930,250	1,541,681
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	12,385,992	10,638,723
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	383,770	347,899
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	18,060	15,461
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	35,796	30,840
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	2,780,972	2,521,035
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	469,478	403,263
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	498,754	425,481
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	689,720	589,811
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	4,824,369	3,866,769
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	178,164	143,969
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	152,885	123,350
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	60,612	48,846
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	49,319	39,792
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	34,384	27,537
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	96,836	82,696
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	762,628	651,743
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	943,993	805,767
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	498,133	424,955
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	25,589	24,358
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	530,311	468,123
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	481,081	403,593
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	387,830	323,423
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	97,587	87,304
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	399,005	350,697
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	2,747,417	2,322,916
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,744,688	2,289,731
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	29,860	28,437
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	2,122,488	1,966,311
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	335,835	298,460
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	215,037	189,002
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	140,191	123,217
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,173,994	2,647,875
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,920,164	1,618,081
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,340,326	1,124,856
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,037,165	871,079
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,306,522	1,096,487
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	700,251	588,992
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	775,630	653,606
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	52,993	49,657
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	159,523	149,480
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	297,953	263,700
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	92,895	82,689
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	88,921	74,848
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	429,819	360,453
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	278,697	246,459
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,086,960	924,789
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	573,075	477,724
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	425,534	358,854
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	67,796	60,342
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	113,125	100,282
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	53,010	44,737
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,172,970	980,372
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	4,760,324	3,993,570
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	296,175	246,896
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2033	20,830	19,805
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	385,425	326,114
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	1,998,382	1,916,053
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	419,752	369,587
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	193,063	170,443
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	20,738	18,551
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	682,987	601,364
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	170,995	142,651
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	41,818	38,767
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	180,738	159,138
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	372,844	356,743
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	65,766	62,946
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,987	7,265
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,081	7,353
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,832	8,025
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	59,436	54,096
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	64,462	58,580
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	48,870	44,344
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	23,995	21,972
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,479	13,159
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,421	9,431
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,689	13,424
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,267	12,959
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,528	7,778
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	3,727	3,366
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	547,234	478,393
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	208,543	201,230
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	639,961	571,054
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	280,889	248,187
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	964,166	844,382
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	11,340	10,959
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	18,950	17,152
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	9,390	8,553
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,187	6,488
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,407	7,694
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,119	7,482
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	823,282	734,636
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	792,259	706,953
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	107,619	94,080
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,242,795	1,089,171
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	771,361	676,494
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	157,844	152,507
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	144,963	138,704
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	511,917	489,811
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	73,342	70,290
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,393	24,016
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	24,762	22,532
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	63,589	57,860
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	36,162	32,896
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,982	23,516
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,708	24,223
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,919	23,558
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,867	9,952
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,201	4,692
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,235	7,484
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,173	6,517
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	3,275	3,004
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	999,084	873,400
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,066,304	933,830
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	594,049	520,618
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	332,788	291,652
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	483,126	466,493
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	160,774	146,271
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	405,258	368,098
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	146,674	133,270
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	308,788	280,478
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	35,986	32,749
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	21,695	19,673
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	31,341	28,306
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	2,428	2,258
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	558,925	491,756
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	840,609	735,124
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	5,500,619	4,810,366
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,729,184	1,509,493
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	180,320	174,112
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	213,130	205,792
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	50,817	49,255
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	63,215	61,289
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	24,812	23,928
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	20,486	19,822
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	32,891	29,897
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	37,234	33,493
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	291,535	260,145
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	3,741,898	3,338,993
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,426,948	1,244,318
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	81,146	73,778
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	66,772	60,095
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	30,460	27,663
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	24,330	22,079
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	21,976	19,943
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,702	10,628
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	42,325	37,847
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	3,824	3,419
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	261,607	233,602
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	146,589	128,973
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	4,473	4,315
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	263,370	253,470
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	28,629	26,035
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	16,537	14,787
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	153,712	148,638
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	21,208	19,246
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	18,372	16,429
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	20,545	18,371
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	932,928	820,523
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	197,729	191,260
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	191,163	173,009
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	93,577	83,676
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	12,992	11,609
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	39,335	35,173
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	463,011	406,356
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	34,403	33,268
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	41,304	39,975
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	229,560	202,045
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	76,236	71,118
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	33,179	30,502
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	105,905	97,362
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	69,514	63,906
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	193,133	177,553
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	64,503	59,299
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	15,755	14,484
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	509,516	468,415
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	552,876	508,796
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	70,300	64,432
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	526,232	477,040
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	77,844	70,932
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	657,706	605,884
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	67,799	62,330
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	713,905	696,104
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	29,872	27,768
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	27,269	25,069
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	2,505,012	2,304,505
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	891,840	830,579
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	965,053	937,370
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	32,186	30,033
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	100,278	92,189
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	44,745	41,135
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	165,656	150,429
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	78,831	73,609
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2039	5,190	4,928
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	204,436	190,820
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	47,663	44,399
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	72,881	68,047
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	3,674	3,422
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	326,987	301,631
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	218,000	200,415
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	380,420	350,921
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	168,781	157,869
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	122,314	114,263
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	6,555	6,173
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	20,873	19,420
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	112,380	103,314
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	47,824	43,966
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	93,898	86,323
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	60,183	55,328
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	63,081	57,993
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	72,642	66,782
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	1,478,864	1,438,752
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	22,969	21,956
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	91,173	85,169
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	96,263	88,498
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	92,458	84,999
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	54,523	50,125
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	2,719	2,613
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	13,377	12,880
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	92,350	88,735
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	223,461	212,859
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,300	2,227
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	7,242	6,955
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	64,909	62,328
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	7,383	7,083
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	818,939	778,295
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	516,210	492,884
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	9,249	8,802
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	322,054	302,991
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	1,123,271	1,058,836
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	2,955	2,813
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	37,806	36,125
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	2,017	1,920
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	949	916
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	2,346	2,251
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	17,543	16,673
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	204,239	194,550
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	11,901	11,440
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	10,699	10,168
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	240,439	229,032
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	14,403	14,147
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	29,685	29,092
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	6,139	6,017
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	22,195	21,279
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	97,722	96,672
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	10,117	10,012
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	66,388	65,669
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	62,682	61,430
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	7,740	7,696
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	202,408	200,165
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	72,391	71,104
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	24,753	24,258
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	10,690	10,476
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	23,211	22,748
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	7,226	7,086
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	16,719	16,302
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	472,393	460,005
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	1,645,299	1,577,989
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	16,961	16,659
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	2,404	2,368
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	179,713	176,292
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	949	939
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	10,666	10,423
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	161,745	160,063
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2029	367	366
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	757,484	752,539
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	130,892	130,088
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	27,069	26,734
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	53,048	52,105
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	24,708	24,269
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	16,304	15,963
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	27,450	26,695
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2025	125	125
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	312,832	309,908
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	30,899	30,311
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	33,092	32,224
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	189,977	185,174
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	28,162	27,874
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	154,854	150,938
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,382	6,345
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	13,643	13,563
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	35,492	35,283
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	4,518	4,494
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	13,731	13,579
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	5,509	5,449
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	22,515	22,086
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	26,804	26,294
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	532,303	516,182
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	2,016,179	1,934,326
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	34,231	34,025
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	15,930	15,833
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	12,569	12,493
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	7,173	7,131
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	71,531	71,029
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	34,365	33,710
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	722,364	703,421
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	757,264	726,521
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	169,746	172,017
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	84,356	83,725
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,377,174	1,369,454
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	720,712	715,320
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	475,199	471,050
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	8,527,202	8,359,483
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	814,842	802,380
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	480,849	477,102
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	13,776	13,927
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	6,411	6,476
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	10,087	10,213
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2025	20	20
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	254,514	256,554
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	463,695	469,297
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	145,326	145,628
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,568,048	1,586,501
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	788,849	790,243
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.938% 5/1/2034 (b)(c)	5,907	5,979
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 5.998% 9/1/2033 (b)(c)	15,085	15,248
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.754% 10/1/2033 (b)(c)	716	729
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.369% 7/1/2035 (b)(c)	817	834
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	37,481	39,520
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	36,946	39,023
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	3,388	3,580
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	14,074	14,696
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	38,015	40,030
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	292,622	302,569
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	21,712	22,684
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	97,465	100,931
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	699,212	721,233
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	268,965	278,192
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,041,987	1,072,930
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	13,655	14,422
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	501,469	517,458
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	276,551	289,845
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	52,671	55,566
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	2,051,806	2,107,448
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	2,851,114	2,933,778
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	5,990	6,328
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	110,968	117,157
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	60,425	63,008
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	6,496,625	6,622,050
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	3,449	3,637
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	8,002,028	8,156,517
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	194,505	201,299
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	1,034,590	1,079,515
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	196,272	206,405
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	930,150	970,540
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	3,339	3,482
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	34,194	35,749
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	1,440	1,523
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	180,215	186,280
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	2,347,312	2,456,575
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	9,560	9,969
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,820	1,897
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	3,888	4,071
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	28,818	30,115
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	22,735	23,748
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	5,363	5,607
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	599,084	626,034
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	301	315
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	91	95
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	67	70
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	262	274
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	40	42
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	204	213
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	8	7
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	39	39
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	54	54
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	363	380
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	7	6
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	4	3
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2027	81	85
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	116	121
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	48	50
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	4,098	4,284
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	23	23
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	309	310
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	166	173
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	47	49
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	124	130
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	37	37
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	124	124
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	7	6
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	580	606
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	17	17
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	2	1
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	38	40
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	23	23
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	15	16
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	321	330
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	306	309
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	56	58
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	280	286
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	106	108
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	141	147
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	2,464	2,595
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	93	95
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	85	89
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	26	27
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	188	191
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	52	53
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	60	62
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	59	60
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	48	49
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	643	663
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	59	61
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	1,390	1,424
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	249	257
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	42	42
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2028	1,551	1,581
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	326	327
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	116	120
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	29	30
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	561	586
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	119	123
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	44	45
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	432	452
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	281	295
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	4,130	4,321
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	10	10
Freddie Mac Gold Pool 1.5% 1/1/2036	608,243	539,245
Freddie Mac Gold Pool 1.5% 11/1/2035	5,202,165	4,612,038
Freddie Mac Gold Pool 1.5% 11/1/2035	23,386	20,733
Freddie Mac Gold Pool 1.5% 12/1/2035	1,279,738	1,134,566
Freddie Mac Gold Pool 1.5% 12/1/2040	60,483	50,097
Freddie Mac Gold Pool 1.5% 2/1/2036	17,578	15,529
Freddie Mac Gold Pool 1.5% 2/1/2036	1,630,627	1,445,651
Freddie Mac Gold Pool 1.5% 2/1/2041	102,560	84,814
Freddie Mac Gold Pool 1.5% 3/1/2036	14,988	13,241
Freddie Mac Gold Pool 1.5% 3/1/2041	104,268	86,163
Freddie Mac Gold Pool 1.5% 4/1/2036	19,092	16,866
Freddie Mac Gold Pool 1.5% 4/1/2041	105,030	86,732
Freddie Mac Gold Pool 1.5% 4/1/2051	10,614,554	8,031,973
Freddie Mac Gold Pool 1.5% 5/1/2036	19,657	17,329
Freddie Mac Gold Pool 1.5% 6/1/2036	19,830	17,481
Freddie Mac Gold Pool 1.5% 7/1/2036	17,727	15,583
Freddie Mac Gold Pool 1.5% 8/1/2035	4,420,484	3,928,699
Freddie Mac Gold Pool 1.5% 8/1/2036	16,405	14,421
Freddie Mac Gold Pool 2% 1/1/2051	1,402,597	1,123,754
Freddie Mac Gold Pool 2% 10/1/2041	18,700	15,957
Freddie Mac Gold Pool 2% 10/1/2051	1,349,967	1,086,650
Freddie Mac Gold Pool 2% 11/1/2041	604,432	515,277
Freddie Mac Gold Pool 2% 11/1/2051	785,404	631,226
Freddie Mac Gold Pool 2% 11/1/2051	2,648,723	2,129,593
Freddie Mac Gold Pool 2% 12/1/2051	1,060,055	854,943
Freddie Mac Gold Pool 2% 12/1/2051	53,965	43,220
Freddie Mac Gold Pool 2% 2/1/2041	245,767	210,853
Freddie Mac Gold Pool 2% 2/1/2052	2,739,847	2,202,002
Freddie Mac Gold Pool 2% 2/1/2052	1,237,762	995,171
Freddie Mac Gold Pool 2% 3/1/2041	115,824	99,886
Freddie Mac Gold Pool 2% 3/1/2051	436,000	348,776
Freddie Mac Gold Pool 2% 3/1/2052	253,173	201,734
Freddie Mac Gold Pool 2% 4/1/2041	17,360	14,876
Freddie Mac Gold Pool 2% 5/1/2051	948,031	766,964
Freddie Mac Gold Pool 2% 5/1/2051	108,139	87,249
Freddie Mac Gold Pool 2% 5/1/2051	82,691	66,226
Freddie Mac Gold Pool 2% 5/1/2051	195,630	156,677
Freddie Mac Gold Pool 2% 6/1/2035	6,574,641	5,999,147
Freddie Mac Gold Pool 2% 6/1/2036	2,555,208	2,316,373
Freddie Mac Gold Pool 2% 6/1/2050	465,184	375,901
Freddie Mac Gold Pool 2% 6/1/2050	3,856,154	3,090,737
Freddie Mac Gold Pool 2% 7/1/2041	17,935	15,331
Freddie Mac Gold Pool 2% 7/1/2041	1,733,172	1,490,049
Freddie Mac Gold Pool 2% 7/1/2051	61,373	49,517
Freddie Mac Gold Pool 2% 9/1/2050	6,626,678	5,300,979
Freddie Mac Gold Pool 2.5% 1/1/2042	209,299	183,632
Freddie Mac Gold Pool 2.5% 1/1/2052	1,181,057	991,191
Freddie Mac Gold Pool 2.5% 10/1/2041	103,331	90,821
Freddie Mac Gold Pool 2.5% 11/1/2032	10,695	10,197
Freddie Mac Gold Pool 2.5% 11/1/2049	13,158	11,047
Freddie Mac Gold Pool 2.5% 11/1/2050	2,402,603	2,029,126
Freddie Mac Gold Pool 2.5% 11/1/2050	133,664	113,054
Freddie Mac Gold Pool 2.5% 11/1/2051	159,379	132,960
Freddie Mac Gold Pool 2.5% 12/1/2050	109,277	92,427
Freddie Mac Gold Pool 2.5% 12/1/2051	343,296	286,284
Freddie Mac Gold Pool 2.5% 12/1/2051	982,264	824,356
Freddie Mac Gold Pool 2.5% 12/1/2051	1,335,357	1,123,190
Freddie Mac Gold Pool 2.5% 2/1/2035	130,671	122,445
Freddie Mac Gold Pool 2.5% 2/1/2051	551,102	466,124
Freddie Mac Gold Pool 2.5% 2/1/2051	3,645,455	3,058,275
Freddie Mac Gold Pool 2.5% 3/1/2033	71,124	67,743
Freddie Mac Gold Pool 2.5% 3/1/2050	250,653	210,201
Freddie Mac Gold Pool 2.5% 3/1/2051	3,479,602	2,919,136
Freddie Mac Gold Pool 2.5% 4/1/2033	31,205	29,679
Freddie Mac Gold Pool 2.5% 4/1/2047	1,265,899	1,065,558
Freddie Mac Gold Pool 2.5% 4/1/2052	304,710	257,344
Freddie Mac Gold Pool 2.5% 5/1/2033	8,219	7,816
Freddie Mac Gold Pool 2.5% 5/1/2051	530,012	447,789
Freddie Mac Gold Pool 2.5% 6/1/2040	57,512	51,266
Freddie Mac Gold Pool 2.5% 7/1/2036	849,399	792,738
Freddie Mac Gold Pool 2.5% 8/1/2032	7,531	7,190
Freddie Mac Gold Pool 2.5% 8/1/2050	2,289,777	1,930,976
Freddie Mac Gold Pool 2.5% 8/1/2050	564,052	477,253
Freddie Mac Gold Pool 3% 1/1/2033	28,091	27,102
Freddie Mac Gold Pool 3% 1/1/2033	39,726	38,370
Freddie Mac Gold Pool 3% 1/1/2034	47,305	45,508
Freddie Mac Gold Pool 3% 1/1/2043	59,016	53,690
Freddie Mac Gold Pool 3% 1/1/2052	755,596	660,779
Freddie Mac Gold Pool 3% 11/1/2042	72,640	66,809
Freddie Mac Gold Pool 3% 11/1/2042	17,453	15,880
Freddie Mac Gold Pool 3% 11/1/2042	4,212	3,846
Freddie Mac Gold Pool 3% 11/1/2050	71,407	62,424
Freddie Mac Gold Pool 3% 11/1/2051	712,468	623,063
Freddie Mac Gold Pool 3% 12/1/2032	59,616	57,698
Freddie Mac Gold Pool 3% 12/1/2044	13,887	12,399
Freddie Mac Gold Pool 3% 12/1/2046	1,211,694	1,078,832
Freddie Mac Gold Pool 3% 12/1/2050	585,534	511,875
Freddie Mac Gold Pool 3% 2/1/2033	24,582	23,735
Freddie Mac Gold Pool 3% 2/1/2043	33,508	30,650
Freddie Mac Gold Pool 3% 2/1/2043	168,644	153,793
Freddie Mac Gold Pool 3% 2/1/2043	16,918	15,410
Freddie Mac Gold Pool 3% 2/1/2043	27,180	24,631
Freddie Mac Gold Pool 3% 2/1/2043	8,841	8,012
Freddie Mac Gold Pool 3% 3/1/2033	48,459	46,844
Freddie Mac Gold Pool 3% 3/1/2033	48,464	46,793
Freddie Mac Gold Pool 3% 3/1/2052	377,975	329,599
Freddie Mac Gold Pool 3% 3/1/2052	1,383,685	1,210,051
Freddie Mac Gold Pool 3% 4/1/2033	22,830	22,062
Freddie Mac Gold Pool 3% 4/1/2034	118,624	113,967
Freddie Mac Gold Pool 3% 4/1/2046	17,253	15,426
Freddie Mac Gold Pool 3% 4/1/2046	20,808	18,605
Freddie Mac Gold Pool 3% 4/1/2050	291,967	256,789
Freddie Mac Gold Pool 3% 5/1/2045	11,315	10,131
Freddie Mac Gold Pool 3% 5/1/2045	8,316	7,458
Freddie Mac Gold Pool 3% 5/1/2045	14,413	12,927
Freddie Mac Gold Pool 3% 5/1/2046	51,822	46,334
Freddie Mac Gold Pool 3% 5/1/2046	323,079	288,865
Freddie Mac Gold Pool 3% 5/1/2051	630,749	552,190
Freddie Mac Gold Pool 3% 5/1/2052	3,591,276	3,127,152
Freddie Mac Gold Pool 3% 6/1/2031	4,685	4,551
Freddie Mac Gold Pool 3% 6/1/2031	22,253	21,644
Freddie Mac Gold Pool 3% 6/1/2031	7,982	7,764
Freddie Mac Gold Pool 3% 6/1/2045	15,515	13,915
Freddie Mac Gold Pool 3% 6/1/2045	37,289	33,538
Freddie Mac Gold Pool 3% 6/1/2045	5,645	5,077
Freddie Mac Gold Pool 3% 6/1/2046	317,338	283,732
Freddie Mac Gold Pool 3% 6/1/2050	1,032,482	910,985
Freddie Mac Gold Pool 3% 6/1/2052	1,251,569	1,091,385
Freddie Mac Gold Pool 3% 7/1/2032	9,372	9,086
Freddie Mac Gold Pool 3% 7/1/2045	25,700	23,011
Freddie Mac Gold Pool 3% 7/1/2045	9,104	8,231
Freddie Mac Gold Pool 3% 7/1/2045	7,343	6,574
Freddie Mac Gold Pool 3% 8/1/2032	10,788	10,462
Freddie Mac Gold Pool 3% 8/1/2032	7,362	7,136
Freddie Mac Gold Pool 3% 8/1/2042	4,511	4,100
Freddie Mac Gold Pool 3% 8/1/2042	5,890	5,370
Freddie Mac Gold Pool 3% 8/1/2045	8,580	7,682
Freddie Mac Gold Pool 3% 8/1/2045	15,309	13,716
Freddie Mac Gold Pool 3% 8/1/2045	6,684	6,011
Freddie Mac Gold Pool 3% 8/1/2045	14,556	13,055
Freddie Mac Gold Pool 3% 8/1/2045	18,418	16,519
Freddie Mac Gold Pool 3% 9/1/2051	616,550	539,952
Freddie Mac Gold Pool 3.5% 1/1/2043	7,022	6,522
Freddie Mac Gold Pool 3.5% 1/1/2046	18,816	17,339
Freddie Mac Gold Pool 3.5% 1/1/2046	4,651	4,296
Freddie Mac Gold Pool 3.5% 10/1/2040	10,907	10,118
Freddie Mac Gold Pool 3.5% 10/1/2042	66,260	61,882
Freddie Mac Gold Pool 3.5% 10/1/2049	1,044,088	956,275
Freddie Mac Gold Pool 3.5% 11/1/2033	12,175	11,861
Freddie Mac Gold Pool 3.5% 11/1/2033	920,875	896,114
Freddie Mac Gold Pool 3.5% 11/1/2040	22,833	21,182
Freddie Mac Gold Pool 3.5% 11/1/2045	5,047	4,661
Freddie Mac Gold Pool 3.5% 12/1/2033	100,732	98,225
Freddie Mac Gold Pool 3.5% 12/1/2040	22,333	20,718
Freddie Mac Gold Pool 3.5% 2/1/2034	2,719,070	2,652,804
Freddie Mac Gold Pool 3.5% 2/1/2034	136,700	132,649
Freddie Mac Gold Pool 3.5% 2/1/2043	23,354	21,965
Freddie Mac Gold Pool 3.5% 2/1/2043	56,940	53,270
Freddie Mac Gold Pool 3.5% 2/1/2043	538,058	502,198
Freddie Mac Gold Pool 3.5% 2/1/2045	3,270	3,043
Freddie Mac Gold Pool 3.5% 2/1/2052	140,712	128,174
Freddie Mac Gold Pool 3.5% 3/1/2032	260,952	255,577
Freddie Mac Gold Pool 3.5% 3/1/2045	34,000	31,488
Freddie Mac Gold Pool 3.5% 3/1/2045	6,090	5,654
Freddie Mac Gold Pool 3.5% 3/1/2045	9,214	8,510
Freddie Mac Gold Pool 3.5% 3/1/2052	188,435	171,115
Freddie Mac Gold Pool 3.5% 4/1/2033	2,240,362	2,191,498
Freddie Mac Gold Pool 3.5% 4/1/2040	27,066	25,126
Freddie Mac Gold Pool 3.5% 4/1/2042	24,865	23,286
Freddie Mac Gold Pool 3.5% 4/1/2043	95,659	89,235
Freddie Mac Gold Pool 3.5% 4/1/2043	46,834	43,720
Freddie Mac Gold Pool 3.5% 4/1/2043	436,103	406,681
Freddie Mac Gold Pool 3.5% 4/1/2046	144,108	132,655
Freddie Mac Gold Pool 3.5% 4/1/2046	267,207	246,805
Freddie Mac Gold Pool 3.5% 4/1/2052	6,837,094	6,176,598
Freddie Mac Gold Pool 3.5% 5/1/2034	118,536	115,429
Freddie Mac Gold Pool 3.5% 5/1/2040	56,013	51,999
Freddie Mac Gold Pool 3.5% 5/1/2045	361,952	333,751
Freddie Mac Gold Pool 3.5% 5/1/2045	3,705	3,416
Freddie Mac Gold Pool 3.5% 5/1/2045	3,230	2,983
Freddie Mac Gold Pool 3.5% 5/1/2046	238,216	220,102
Freddie Mac Gold Pool 3.5% 6/1/2032	1,238,486	1,212,252
Freddie Mac Gold Pool 3.5% 6/1/2040	48,493	45,018
Freddie Mac Gold Pool 3.5% 6/1/2045	434,328	400,488
Freddie Mac Gold Pool 3.5% 6/1/2045	69,047	63,667
Freddie Mac Gold Pool 3.5% 6/1/2045	6,963	6,440
Freddie Mac Gold Pool 3.5% 6/1/2045	7,092	6,551
Freddie Mac Gold Pool 3.5% 6/1/2048	6,771	6,191
Freddie Mac Gold Pool 3.5% 7/1/2040	6,967	6,468
Freddie Mac Gold Pool 3.5% 7/1/2042	32,769	30,675
Freddie Mac Gold Pool 3.5% 7/1/2042	235,290	219,634
Freddie Mac Gold Pool 3.5% 7/1/2046	7,070	6,530
Freddie Mac Gold Pool 3.5% 8/1/2034	198,739	193,449
Freddie Mac Gold Pool 3.5% 8/1/2040	31,714	29,441
Freddie Mac Gold Pool 3.5% 8/1/2042	10,167	9,493
Freddie Mac Gold Pool 3.5% 9/1/2040	23,889	22,013
Freddie Mac Gold Pool 3.5% 9/1/2042	3,513	3,276
Freddie Mac Gold Pool 3.5% 9/1/2042	767,850	716,353
Freddie Mac Gold Pool 3.5% 9/1/2042	300,966	280,642
Freddie Mac Gold Pool 3.5% 9/1/2046	100,452	92,782
Freddie Mac Gold Pool 3.5% 9/1/2051	1,903,089	1,726,972
Freddie Mac Gold Pool 4% 1/1/2041	273,018	263,162
Freddie Mac Gold Pool 4% 1/1/2043	3,980	3,810
Freddie Mac Gold Pool 4% 1/1/2044	9,816	9,377
Freddie Mac Gold Pool 4% 10/1/2042	3,084	2,986
Freddie Mac Gold Pool 4% 10/1/2042	2,094	2,004
Freddie Mac Gold Pool 4% 10/1/2042	5,087	4,887
Freddie Mac Gold Pool 4% 10/1/2043	27,667	26,472
Freddie Mac Gold Pool 4% 10/1/2043	10,374	9,911
Freddie Mac Gold Pool 4% 10/1/2044	30,851	29,430
Freddie Mac Gold Pool 4% 10/1/2047	23,072	21,912
Freddie Mac Gold Pool 4% 10/1/2047	3,978	3,778
Freddie Mac Gold Pool 4% 10/1/2052	1,175,290	1,110,442
Freddie Mac Gold Pool 4% 11/1/2042	13,561	13,024
Freddie Mac Gold Pool 4% 11/1/2042	21,801	20,945
Freddie Mac Gold Pool 4% 11/1/2042	18,661	17,901
Freddie Mac Gold Pool 4% 11/1/2042	6,785	6,497
Freddie Mac Gold Pool 4% 11/1/2042	709	692
Freddie Mac Gold Pool 4% 11/1/2042	707,871	681,549
Freddie Mac Gold Pool 4% 11/1/2043	118,257	113,388
Freddie Mac Gold Pool 4% 11/1/2045	22,813	21,715
Freddie Mac Gold Pool 4% 12/1/2042	6,679	6,443
Freddie Mac Gold Pool 4% 12/1/2042	11,370	10,907
Freddie Mac Gold Pool 4% 2/1/2043	20,307	19,455
Freddie Mac Gold Pool 4% 2/1/2043	12,983	12,433
Freddie Mac Gold Pool 4% 2/1/2043	13,372	12,803
Freddie Mac Gold Pool 4% 2/1/2043	5,741	5,493
Freddie Mac Gold Pool 4% 2/1/2044	6,374	6,084
Freddie Mac Gold Pool 4% 2/1/2044	10,497	10,042
Freddie Mac Gold Pool 4% 2/1/2045	183,271	175,212
Freddie Mac Gold Pool 4% 2/1/2046	86,549	82,331
Freddie Mac Gold Pool 4% 2/1/2046	8,909	8,474
Freddie Mac Gold Pool 4% 2/1/2048	12,780	12,125
Freddie Mac Gold Pool 4% 3/1/2043	7,159	6,890
Freddie Mac Gold Pool 4% 3/1/2044	14,125	13,496
Freddie Mac Gold Pool 4% 4/1/2042	536,598	515,611
Freddie Mac Gold Pool 4% 4/1/2042	300,825	289,390
Freddie Mac Gold Pool 4% 4/1/2043	4,106	3,975
Freddie Mac Gold Pool 4% 4/1/2043	9,320	8,949
Freddie Mac Gold Pool 4% 4/1/2046	60,589	57,618
Freddie Mac Gold Pool 4% 4/1/2046	15,412	14,656
Freddie Mac Gold Pool 4% 5/1/2037	757,746	737,374
Freddie Mac Gold Pool 4% 5/1/2043	11,398	10,908
Freddie Mac Gold Pool 4% 5/1/2043	3,762	3,598
Freddie Mac Gold Pool 4% 5/1/2048	290,810	275,911
Freddie Mac Gold Pool 4% 5/1/2048	429,041	406,005
Freddie Mac Gold Pool 4% 6/1/2043	7,256	6,940
Freddie Mac Gold Pool 4% 6/1/2043	10,610	10,213
Freddie Mac Gold Pool 4% 6/1/2044	10,345	9,872
Freddie Mac Gold Pool 4% 6/1/2045	10,872	10,380
Freddie Mac Gold Pool 4% 6/1/2047	205,749	195,530
Freddie Mac Gold Pool 4% 6/1/2048	773,877	734,954
Freddie Mac Gold Pool 4% 7/1/2043	11,921	11,440
Freddie Mac Gold Pool 4% 7/1/2043	2,610	2,496
Freddie Mac Gold Pool 4% 7/1/2043	23,928	22,899
Freddie Mac Gold Pool 4% 7/1/2043	21,722	20,850
Freddie Mac Gold Pool 4% 7/1/2043	9,706	9,279
Freddie Mac Gold Pool 4% 7/1/2043	5,913	5,653
Freddie Mac Gold Pool 4% 7/1/2043	6,816	6,518
Freddie Mac Gold Pool 4% 7/1/2048	115,297	109,714
Freddie Mac Gold Pool 4% 8/1/2043	13,181	12,610
Freddie Mac Gold Pool 4% 8/1/2043	8,961	8,624
Freddie Mac Gold Pool 4% 8/1/2043	12,891	12,392
Freddie Mac Gold Pool 4% 8/1/2044	2,829	2,717
Freddie Mac Gold Pool 4% 8/1/2044	11,642	11,122
Freddie Mac Gold Pool 4% 9/1/2041	21,690	20,877
Freddie Mac Gold Pool 4% 9/1/2042	13,851	13,355
Freddie Mac Gold Pool 4% 9/1/2043	15,805	15,118
Freddie Mac Gold Pool 4% 9/1/2043	21,039	20,154
Freddie Mac Gold Pool 4% 9/1/2043	18,849	18,047
Freddie Mac Gold Pool 4% 9/1/2043	10,885	10,427
Freddie Mac Gold Pool 4% 9/1/2043	13,348	12,759
Freddie Mac Gold Pool 4% 9/1/2043	15,823	15,177
Freddie Mac Gold Pool 4% 9/1/2043	2,188	2,103
Freddie Mac Gold Pool 4% 9/1/2043	4,970	4,748
Freddie Mac Gold Pool 4% 9/1/2044	18,130	17,332
Freddie Mac Gold Pool 4% 9/1/2044	13,182	12,574
Freddie Mac Gold Pool 4% 9/1/2047	10,562	10,031
Freddie Mac Gold Pool 4.5% 1/1/2041	8,394	8,326
Freddie Mac Gold Pool 4.5% 1/1/2042	336,499	333,317
Freddie Mac Gold Pool 4.5% 1/1/2047	8,166	7,972
Freddie Mac Gold Pool 4.5% 10/1/2041	95,223	94,202
Freddie Mac Gold Pool 4.5% 10/1/2041	4,639	4,601
Freddie Mac Gold Pool 4.5% 10/1/2048	30,650	29,770
Freddie Mac Gold Pool 4.5% 10/1/2048	635,498	620,025
Freddie Mac Gold Pool 4.5% 12/1/2040	24,306	24,089
Freddie Mac Gold Pool 4.5% 12/1/2045	25,662	25,448
Freddie Mac Gold Pool 4.5% 12/1/2046	11,075	10,812
Freddie Mac Gold Pool 4.5% 12/1/2047	178,689	174,059
Freddie Mac Gold Pool 4.5% 2/1/2041	15,625	15,479
Freddie Mac Gold Pool 4.5% 2/1/2041	6,630	6,559
Freddie Mac Gold Pool 4.5% 2/1/2041	11,447	11,344
Freddie Mac Gold Pool 4.5% 2/1/2041	9,686	9,602
Freddie Mac Gold Pool 4.5% 2/1/2041	15,619	15,470
Freddie Mac Gold Pool 4.5% 2/1/2041	11,667	11,540
Freddie Mac Gold Pool 4.5% 2/1/2044	58,698	57,727
Freddie Mac Gold Pool 4.5% 2/1/2047	40,990	40,017
Freddie Mac Gold Pool 4.5% 3/1/2041	64,815	64,208
Freddie Mac Gold Pool 4.5% 3/1/2041	10,707	10,598
Freddie Mac Gold Pool 4.5% 3/1/2041	14,979	14,839
Freddie Mac Gold Pool 4.5% 3/1/2044	35,304	34,720
Freddie Mac Gold Pool 4.5% 3/1/2044	52,362	51,496
Freddie Mac Gold Pool 4.5% 3/1/2044	59,553	58,568
Freddie Mac Gold Pool 4.5% 3/1/2044	21,351	20,998
Freddie Mac Gold Pool 4.5% 4/1/2041	103,983	102,984
Freddie Mac Gold Pool 4.5% 4/1/2041	15,868	15,693
Freddie Mac Gold Pool 4.5% 4/1/2041	15,575	15,414
Freddie Mac Gold Pool 4.5% 4/1/2048	32,637	31,781
Freddie Mac Gold Pool 4.5% 4/1/2048	31,947	31,110
Freddie Mac Gold Pool 4.5% 4/1/2048	99,868	97,249
Freddie Mac Gold Pool 4.5% 5/1/2039	51,070	50,660
Freddie Mac Gold Pool 4.5% 5/1/2041	16,564	16,382
Freddie Mac Gold Pool 4.5% 5/1/2041	16,911	16,733
Freddie Mac Gold Pool 4.5% 5/1/2041	2,007	1,986
Freddie Mac Gold Pool 4.5% 5/1/2047	103,388	100,903
Freddie Mac Gold Pool 4.5% 5/1/2047	33,437	32,644
Freddie Mac Gold Pool 4.5% 5/1/2047	77,086	75,257
Freddie Mac Gold Pool 4.5% 5/1/2048	65,155	63,406
Freddie Mac Gold Pool 4.5% 6/1/2041	17,820	17,665
Freddie Mac Gold Pool 4.5% 6/1/2041	11,096	11,001
Freddie Mac Gold Pool 4.5% 6/1/2041	13,028	12,885
Freddie Mac Gold Pool 4.5% 6/1/2041	5,340	5,298
Freddie Mac Gold Pool 4.5% 6/1/2047	46,237	45,169
Freddie Mac Gold Pool 4.5% 6/1/2047	147,703	144,153
Freddie Mac Gold Pool 4.5% 7/1/2025	505	505
Freddie Mac Gold Pool 4.5% 7/1/2047	62,007	60,517
Freddie Mac Gold Pool 4.5% 7/1/2047	35,813	34,986
Freddie Mac Gold Pool 4.5% 7/1/2047	81,590	79,706
Freddie Mac Gold Pool 4.5% 8/1/2040	2,684	2,661
Freddie Mac Gold Pool 4.5% 8/1/2041	2,369	2,347
Freddie Mac Gold Pool 4.5% 8/1/2041	32,960	32,640
Freddie Mac Gold Pool 4.5% 9/1/2041	245,290	242,903
Freddie Mac Gold Pool 4.5% 9/1/2041	43,862	43,444
Freddie Mac Gold Pool 5% 1/1/2040	33,251	33,729
Freddie Mac Gold Pool 5% 10/1/2052	82,226	81,611
Freddie Mac Gold Pool 5% 11/1/2052	828,488	823,843
Freddie Mac Gold Pool 5% 12/1/2052	1,966,685	1,951,358
Freddie Mac Gold Pool 5% 4/1/2040	59,572	60,445
Freddie Mac Gold Pool 5% 5/1/2040	5,690	5,771
Freddie Mac Gold Pool 5% 5/1/2052	391,484	388,310
Freddie Mac Gold Pool 5% 6/1/2040	20,445	20,744
Freddie Mac Gold Pool 5% 6/1/2041	102,332	103,845
Freddie Mac Gold Pool 5% 6/1/2052	493,600	489,599
Freddie Mac Gold Pool 5% 7/1/2040	6,764	6,859
Freddie Mac Gold Pool 5% 8/1/2040	31,306	31,750
Freddie Mac Gold Pool 5.5% 1/1/2055	1,600,137	1,623,968
Freddie Mac Gold Pool 5.5% 3/1/2053	2,591,867	2,629,658
Freddie Mac Gold Pool 5.5% 9/1/2052	1,305,928	1,317,215
Freddie Mac Gold Pool 6% 4/1/2032	32,144	33,378
Freddie Mac Gold Pool 6% 4/1/2054	1,053,302	1,085,487
Freddie Mac Gold Pool 6% 5/1/2033	11,129	11,513
Freddie Mac Gold Pool 6% 5/1/2054	1,659,605	1,713,947
Freddie Mac Gold Pool 6% 7/1/2037	1,752	1,850
Freddie Mac Gold Pool 6% 8/1/2037	18,220	19,201
Freddie Mac Gold Pool 6% 9/1/2054	190,726	196,017
Freddie Mac Gold Pool 6% 9/1/2054	429,163	444,154
Freddie Mac Gold Pool 6.5% 1/1/2053	773,446	803,587
Freddie Mac Gold Pool 6.5% 1/1/2054	1,330,554	1,390,825
Freddie Mac Gold Pool 6.5% 10/1/2053	1,449,524	1,504,992
Freddie Mac Gold Pool 6.5% 6/1/2054	1,293,630	1,361,122
Freddie Mac Gold Pool 6.5% 9/1/2053	129,667	135,257
Freddie Mac Gold Pool 6.5% 9/1/2053	134,141	140,427
Freddie Mac Gold Pool 6.5% 9/1/2054	1,510,362	1,591,050
Freddie Mac Gold Pool 7.5% 1/1/2027	67	68
Freddie Mac Gold Pool 7.5% 10/1/2027	15	15
Freddie Mac Gold Pool 7.5% 11/1/2029	677	709
Freddie Mac Gold Pool 7.5% 11/1/2031	48	51
Freddie Mac Gold Pool 7.5% 2/1/2028	37	38
Freddie Mac Gold Pool 7.5% 8/1/2026	9	10
Freddie Mac Gold Pool 7.5% 9/1/2031	1,303	1,380
Freddie Mac Gold Pool 8% 4/1/2027	48	49
Freddie Mac Gold Pool 8% 5/1/2027	24	25
Freddie Mac Gold Pool 8.5% 1/1/2028	66	67
Freddie Mac Gold Pool 8.5% 5/1/2027	17	17
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	458,891	472,661
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.382% 3/1/2036 (b)(c)	9,329	9,523
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.255% 4/1/2041 (b)(c)	887	923
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.601% 9/1/2041 (b)(c)	6,773	7,065
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.157% 5/1/2041 (b)(c)	12,805	13,371
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.484% 5/1/2041 (b)(c)	8,751	9,123
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.628% 6/1/2041 (b)(c)	12,259	12,778
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.785% 6/1/2041 (b)(c)	3,505	3,653
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(c)	131	134
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.785% 11/1/2035 (b)(c)	672	698
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 6.496% 1/1/2035 (b)(c)	1,022	1,044
Freddie Mac Non Gold Pool 5.5% 5/1/2053	1,116,558	1,128,302
Freddie Mac Non Gold Pool 5.5% 6/1/2053	561,869	567,252
Freddie Mac Non Gold Pool 5.5% 7/1/2053	4,596,714	4,640,754
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,330,197	1,343,773
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.906% 4/1/2035 (b)(c)	9,401	9,589
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.181%, 8.681% 10/1/2035 (b)(c)	300	313
Freddie Mac Non Gold Pool 6% 6/1/2053	589,740	606,839
Freddie Mac Non Gold Pool 6% 6/1/2053	498,468	511,986
Freddie Mac Non Gold Pool 6% 6/1/2053	551,929	566,897
Freddie Mac Non Gold Pool 6.5% 1/1/2055	443,177	463,390
Ginnie Mae I Pool 2.5% 12/20/2051	698,717	590,092
Ginnie Mae I Pool 2.5% 8/20/2051	586,737	496,071
Ginnie Mae I Pool 2.5% 9/20/2051	515,798	436,094
Ginnie Mae I Pool 3% 1/15/2045	5,401	4,840
Ginnie Mae I Pool 3% 1/15/2045	5,575	4,991
Ginnie Mae I Pool 3% 1/15/2045	1,512	1,353
Ginnie Mae I Pool 3% 12/20/2042	628,291	573,304
Ginnie Mae I Pool 3% 2/15/2045	5,327	4,775
Ginnie Mae I Pool 3% 2/15/2045	2,399	2,150
Ginnie Mae I Pool 3% 2/15/2045	4,714	4,221
Ginnie Mae I Pool 3% 3/15/2045	2,478	2,232
Ginnie Mae I Pool 3% 3/15/2045	1,933	1,729
Ginnie Mae I Pool 3% 3/15/2045	2,952	2,638
Ginnie Mae I Pool 3% 3/15/2045	2,142	1,925
Ginnie Mae I Pool 3% 3/15/2045	10,235	9,162
Ginnie Mae I Pool 3% 3/15/2045	6,481	5,796
Ginnie Mae I Pool 3% 3/15/2045	1,458	1,305
Ginnie Mae I Pool 3% 3/15/2045	6,109	5,487
Ginnie Mae I Pool 3% 3/15/2045	4,986	4,465
Ginnie Mae I Pool 3% 3/15/2045	4,605	4,139
Ginnie Mae I Pool 3% 3/20/2043	418,386	381,816
Ginnie Mae I Pool 3% 3/20/2043	175,043	159,852
Ginnie Mae I Pool 3% 6/15/2045	1,631	1,462
Ginnie Mae I Pool 3% 6/15/2045	3,420	3,066
Ginnie Mae I Pool 3% 6/15/2045	2,553	2,289
Ginnie Mae I Pool 3% 7/15/2045	3,950	3,541
Ginnie Mae I Pool 3% 7/15/2045	4,085	3,662
Ginnie Mae I Pool 3% 7/15/2045	5,084	4,558
Ginnie Mae I Pool 3% 7/15/2045	1,517	1,360
Ginnie Mae I Pool 3% 7/15/2045	6,121	5,487
Ginnie Mae I Pool 3% 7/15/2045	6,417	5,753
Ginnie Mae I Pool 3% 7/15/2045	5,601	5,021
Ginnie Mae I Pool 3% 7/15/2045	5,307	4,757
Ginnie Mae I Pool 3% 7/15/2045	3,731	3,344
Ginnie Mae I Pool 3.5% 1/15/2041	29,441	27,619
Ginnie Mae I Pool 3.5% 1/20/2050	53,466	48,999
Ginnie Mae I Pool 3.5% 1/20/2050	188,956	172,578
Ginnie Mae I Pool 3.5% 1/20/2050	96,445	88,628
Ginnie Mae I Pool 3.5% 1/20/2050	94,109	86,246
Ginnie Mae I Pool 3.5% 10/20/2054	2,822,144	2,582,822
Ginnie Mae I Pool 3.5% 11/15/2042	109,102	101,623
Ginnie Mae I Pool 3.5% 12/20/2049	10,937	9,989
Ginnie Mae I Pool 3.5% 12/20/2049	2,532	2,312
Ginnie Mae I Pool 3.5% 12/20/2049	8,478	7,790
Ginnie Mae I Pool 3.5% 12/20/2049	24,030	22,022
Ginnie Mae I Pool 3.5% 2/15/2041	52,135	48,705
Ginnie Mae I Pool 3.5% 2/15/2042	47,451	44,230
Ginnie Mae I Pool 3.5% 3/15/2043	51,434	47,689
Ginnie Mae I Pool 3.5% 5/15/2042	86,169	80,439
Ginnie Mae I Pool 3.5% 5/15/2042	120,759	112,786
Ginnie Mae I Pool 3.5% 5/15/2042	35,331	32,886
Ginnie Mae I Pool 3.5% 7/15/2043	75,688	70,116
Ginnie Mae I Pool 3.5% 8/15/2042	59,685	55,662
Ginnie Mae I Pool 4% 1/15/2042	2,180	2,103
Ginnie Mae I Pool 4% 1/15/2043	9,915	9,537
Ginnie Mae I Pool 4% 10/15/2040	12,419	11,991
Ginnie Mae I Pool 4% 10/15/2041	4,677	4,504
Ginnie Mae I Pool 4% 10/15/2041	104,448	100,599
Ginnie Mae I Pool 4% 10/15/2041	96,833	93,359
Ginnie Mae I Pool 4% 10/15/2041	52,271	50,414
Ginnie Mae I Pool 4% 10/15/2041	23,610	22,794
Ginnie Mae I Pool 4% 10/15/2041	15,915	15,338
Ginnie Mae I Pool 4% 10/15/2041	12,406	11,963
Ginnie Mae I Pool 4% 10/15/2041	9,400	9,071
Ginnie Mae I Pool 4% 10/15/2041	6,385	6,154
Ginnie Mae I Pool 4% 10/15/2041	12,430	11,988
Ginnie Mae I Pool 4% 10/15/2041	1,156	1,115
Ginnie Mae I Pool 4% 10/15/2041	81,574	78,557
Ginnie Mae I Pool 4% 10/15/2041	4,253	4,093
Ginnie Mae I Pool 4% 10/20/2052	3,315,044	3,116,008
Ginnie Mae I Pool 4% 11/15/2040	5,986	5,774
Ginnie Mae I Pool 4% 11/15/2040	29,481	28,410
Ginnie Mae I Pool 4% 11/15/2040	2,912	2,807
Ginnie Mae I Pool 4% 11/15/2041	32,936	31,750
Ginnie Mae I Pool 4% 11/15/2042	2,474	2,381
Ginnie Mae I Pool 4% 12/15/2041	16,454	15,862
Ginnie Mae I Pool 4% 12/15/2041	46,786	45,080
Ginnie Mae I Pool 4% 12/15/2041	26,209	25,250
Ginnie Mae I Pool 4% 12/15/2041	10,193	9,818
Ginnie Mae I Pool 4% 12/15/2041	5,930	5,728
Ginnie Mae I Pool 4% 12/15/2041	1,126	1,085
Ginnie Mae I Pool 4% 12/15/2042	2,649	2,551
Ginnie Mae I Pool 4% 2/15/2041	5,443	5,254
Ginnie Mae I Pool 4% 2/15/2042	3,723	3,587
Ginnie Mae I Pool 4% 3/15/2040	39,375	38,090
Ginnie Mae I Pool 4% 3/15/2041	3,539	3,416
Ginnie Mae I Pool 4% 3/15/2042	5,294	5,094
Ginnie Mae I Pool 4% 3/15/2042	17,324	16,685
Ginnie Mae I Pool 4% 4/15/2042	6,511	6,268
Ginnie Mae I Pool 4% 4/15/2043	2,122	2,049
Ginnie Mae I Pool 4% 4/15/2046	441,819	423,602
Ginnie Mae I Pool 4% 4/20/2047	165,729	156,763
Ginnie Mae I Pool 4% 4/20/2047	171,874	162,575
Ginnie Mae I Pool 4% 4/20/2048	127,254	120,090
Ginnie Mae I Pool 4% 4/20/2048	138,778	130,966
Ginnie Mae I Pool 4% 6/15/2041	4,146	3,998
Ginnie Mae I Pool 4% 7/15/2040	14,646	14,157
Ginnie Mae I Pool 4% 7/15/2041	9,130	8,802
Ginnie Mae I Pool 4% 8/15/2041	138,741	133,731
Ginnie Mae I Pool 4% 8/15/2041	13,622	13,133
Ginnie Mae I Pool 4% 8/15/2043	2,833	2,719
Ginnie Mae I Pool 4% 9/15/2040	6,511	6,286
Ginnie Mae I Pool 4% 9/15/2041	16,028	15,448
Ginnie Mae I Pool 4% 9/15/2041	12,750	12,294
Ginnie Mae I Pool 4% 9/15/2041	12,357	11,924
Ginnie Mae I Pool 4% 9/15/2041	1,347	1,303
Ginnie Mae I Pool 4% 9/15/2041	2,817	2,714
Ginnie Mae I Pool 4.5% 2/15/2040	1,415	1,396
Ginnie Mae I Pool 4.5% 2/15/2040	11,826	11,665
Ginnie Mae I Pool 4.5% 3/15/2041	2,690	2,652
Ginnie Mae I Pool 4.5% 3/15/2041	228,948	225,443
Ginnie Mae I Pool 4.5% 3/15/2041	180,631	178,089
Ginnie Mae I Pool 4.5% 3/15/2041	60,275	59,434
Ginnie Mae I Pool 4.5% 4/15/2041	24,996	24,619
Ginnie Mae I Pool 4.5% 4/20/2053	4,387,757	4,226,667
Ginnie Mae I Pool 4.5% 5/15/2039	3,959	3,907
Ginnie Mae I Pool 4.5% 6/15/2040	22,975	22,661
Ginnie Mae I Pool 4.5% 6/15/2040	34,157	33,680
Ginnie Mae I Pool 4.5% 6/15/2040	16,305	16,081
Ginnie Mae I Pool 4.5% 7/15/2040	2,294	2,260
Ginnie Mae I Pool 4.5% 7/15/2040	43,614	43,010
Ginnie Mae I Pool 4.5% 7/15/2040	14,986	14,774
Ginnie Mae I Pool 4.5% 7/15/2040	21,031	20,739
Ginnie Mae I Pool 4.5% 8/15/2039	41,328	40,777
Ginnie Mae I Pool 4.5% 8/15/2040	15,240	15,026
Ginnie Mae I Pool 5% 10/15/2039	5,189	5,230
Ginnie Mae I Pool 5% 10/15/2039	12,043	12,141
Ginnie Mae I Pool 5% 11/15/2040	10,612	10,698
Ginnie Mae I Pool 5% 11/15/2040	4,233	4,268
Ginnie Mae I Pool 5% 12/15/2039	14,540	14,658
Ginnie Mae I Pool 5% 3/15/2039	7,033	7,089
Ginnie Mae I Pool 5% 4/15/2040	1,767	1,782
Ginnie Mae I Pool 5% 4/15/2041	2,031	2,047
Ginnie Mae I Pool 5% 4/15/2041	5,445	5,490
Ginnie Mae I Pool 5% 4/15/2041	3,142	3,168
Ginnie Mae I Pool 5% 4/20/2048	366,799	369,906
Ginnie Mae I Pool 5% 6/15/2040	9,190	9,264
Ginnie Mae I Pool 5% 7/15/2040	9,486	9,563
Ginnie Mae I Pool 5% 7/15/2040	12,968	13,074
Ginnie Mae I Pool 5% 7/15/2040	7,999	8,064
Ginnie Mae I Pool 5% 8/15/2039	926	933
Ginnie Mae I Pool 5% 8/15/2039	11,924	12,021
Ginnie Mae I Pool 5% 8/15/2040	22,885	23,071
Ginnie Mae I Pool 5% 8/15/2040	18,929	19,083
Ginnie Mae I Pool 5% 9/15/2039	9,298	9,373
Ginnie Mae I Pool 5% 9/15/2040	8,421	8,489
Ginnie Mae I Pool 5% 9/15/2040	14,013	14,126
Ginnie Mae I Pool 6.5% 11/15/2035	2,489	2,584
Ginnie Mae I Pool 6.5% 4/15/2035	3,233	3,351
Ginnie Mae I Pool 6.5% 9/15/2035	7,333	7,587
Ginnie Mae I Pool 7% 1/15/2028	506	512
Ginnie Mae I Pool 7% 1/15/2028	24	24
Ginnie Mae I Pool 7% 10/15/2028	87	88
Ginnie Mae I Pool 7% 10/15/2031	2,020	2,078
Ginnie Mae I Pool 7% 12/15/2028	146	148
Ginnie Mae I Pool 7% 12/15/2030	3,144	3,231
Ginnie Mae I Pool 7% 2/15/2028	2,357	2,381
Ginnie Mae I Pool 7% 2/15/2028	34	34
Ginnie Mae I Pool 7% 2/15/2032	208	214
Ginnie Mae I Pool 7% 2/15/2032	6,716	6,916
Ginnie Mae I Pool 7% 3/15/2028	146	148
Ginnie Mae I Pool 7% 3/15/2029	942	961
Ginnie Mae I Pool 7% 3/15/2032	28	29
Ginnie Mae I Pool 7% 3/15/2032	3,659	3,756
Ginnie Mae I Pool 7% 3/15/2032	3,449	3,539
Ginnie Mae I Pool 7% 4/15/2028	308	312
Ginnie Mae I Pool 7% 4/15/2028	17	16
Ginnie Mae I Pool 7% 4/15/2029	433	441
Ginnie Mae I Pool 7% 4/15/2029	1,114	1,135
Ginnie Mae I Pool 7% 4/15/2031	563	574
Ginnie Mae I Pool 7% 4/15/2032	163	168
Ginnie Mae I Pool 7% 4/15/2032	705	724
Ginnie Mae I Pool 7% 4/15/2032	1,035	1,068
Ginnie Mae I Pool 7% 4/15/2032	9,252	9,557
Ginnie Mae I Pool 7% 5/15/2029	972	992
Ginnie Mae I Pool 7% 5/15/2032	293	302
Ginnie Mae I Pool 7% 6/15/2028	364	370
Ginnie Mae I Pool 7% 6/15/2028	1,539	1,548
Ginnie Mae I Pool 7% 6/15/2028	119	121
Ginnie Mae I Pool 7% 6/15/2032	80	82
Ginnie Mae I Pool 7% 6/15/2032	2,710	2,798
Ginnie Mae I Pool 7% 6/15/2032	74	77
Ginnie Mae I Pool 7% 6/15/2032	1,001	1,029
Ginnie Mae I Pool 7% 7/15/2028	24	24
Ginnie Mae I Pool 7% 7/15/2028	525	527
Ginnie Mae I Pool 7% 7/15/2028	64	65
Ginnie Mae I Pool 7% 7/15/2031	330	340
Ginnie Mae I Pool 7% 7/15/2031	1,495	1,538
Ginnie Mae I Pool 7% 7/15/2031	644	660
Ginnie Mae I Pool 7% 7/15/2032	351	362
Ginnie Mae I Pool 7% 7/15/2032	1,050	1,073
Ginnie Mae I Pool 7% 8/15/2031	104	106
Ginnie Mae I Pool 7% 8/15/2031	925	953
Ginnie Mae I Pool 7% 8/15/2031	1,451	1,471
Ginnie Mae I Pool 7% 9/15/2031	324	332
Ginnie Mae I Pool 7% 9/15/2031	1,227	1,258
Ginnie Mae I Pool 7% 9/15/2031	156	161
Ginnie Mae I Pool 7.5% 1/15/2026	6	5
Ginnie Mae I Pool 7.5% 10/15/2027	28	28
Ginnie Mae I Pool 7.5% 10/15/2027	172	175
Ginnie Mae I Pool 7.5% 10/15/2028	1,918	1,965
Ginnie Mae I Pool 7.5% 11/15/2025	3	2
Ginnie Mae I Pool 7.5% 11/15/2027	30	30
Ginnie Mae I Pool 7.5% 12/15/2025	8	7
Ginnie Mae I Pool 7.5% 12/15/2027	392	400
Ginnie Mae I Pool 7.5% 2/15/2027	106	107
Ginnie Mae I Pool 7.5% 3/15/2028	1,275	1,302
Ginnie Mae I Pool 7.5% 4/15/2027	529	536
Ginnie Mae I Pool 7.5% 4/15/2027	424	431
Ginnie Mae I Pool 7.5% 4/15/2027	85	86
Ginnie Mae I Pool 7.5% 4/15/2027	131	133
Ginnie Mae I Pool 7.5% 4/15/2027	45	46
Ginnie Mae I Pool 7.5% 4/15/2027	38	38
Ginnie Mae I Pool 7.5% 4/15/2027	192	195
Ginnie Mae I Pool 7.5% 4/15/2027	156	159
Ginnie Mae I Pool 7.5% 4/15/2027	57	58
Ginnie Mae I Pool 7.5% 5/15/2027	33	33
Ginnie Mae I Pool 7.5% 6/15/2027	169	171
Ginnie Mae I Pool 7.5% 7/15/2027	276	276
Ginnie Mae I Pool 7.5% 8/15/2028	234	236
Ginnie Mae I Pool 8% 3/15/2030	631	649
Ginnie Mae I Pool 8% 5/15/2030	325	334
Ginnie Mae I Pool 8% 9/15/2030	648	667
Ginnie Mae II Pool 2% 1/20/2051	24,940,325	20,400,845
Ginnie Mae II Pool 2% 10/20/2050	5,108,414	4,181,606
Ginnie Mae II Pool 2% 11/20/2050	2,276,350	1,863,357
Ginnie Mae II Pool 2% 12/20/2050	4,247,110	3,475,239
Ginnie Mae II Pool 2% 2/20/2051	4,711,842	3,855,510
Ginnie Mae II Pool 2.5% 12/20/2051	76,223	65,040
Ginnie Mae II Pool 2.5% 2/20/2052	10,361,575	8,841,387
Ginnie Mae II Pool 2.5% 5/20/2052	14,605,589	12,465,026
Ginnie Mae II Pool 2.5% 6/20/2051	855,075	729,623
Ginnie Mae II Pool 2.5% 6/20/2054	478,712	408,141
Ginnie Mae II Pool 2.5% 7/20/2051	2,011,015	1,715,342
Ginnie Mae II Pool 2.5% 9/20/2051	2,036,285	1,736,897
Ginnie Mae II Pool 3% 1/20/2032	687,229	664,983
Ginnie Mae II Pool 3% 10/20/2031	227,375	220,155
Ginnie Mae II Pool 3% 11/20/2031	243,632	235,820
Ginnie Mae II Pool 3% 12/20/2031	369,400	357,557
Ginnie Mae II Pool 3% 12/20/2046	317,183	284,793
Ginnie Mae II Pool 3% 2/20/2031	29,773	28,914
Ginnie Mae II Pool 3% 3/20/2031	60,811	59,037
Ginnie Mae II Pool 3% 3/20/2046	54,699	49,164
Ginnie Mae II Pool 3% 3/20/2050	442,766	394,232
Ginnie Mae II Pool 3% 4/1/2055 (e)	18,875,000	16,718,259
Ginnie Mae II Pool 3% 4/20/2031	226,297	219,619
Ginnie Mae II Pool 3% 4/20/2047	17,888	16,061
Ginnie Mae II Pool 3% 5/20/2031	473,563	459,431
Ginnie Mae II Pool 3% 7/20/2031	6,278	6,085
Ginnie Mae II Pool 3% 8/20/2031	73,806	71,532
Ginnie Mae II Pool 3% 9/20/2031	29,609	28,688
Ginnie Mae II Pool 3.5% 12/20/2040	52,750	49,689
Ginnie Mae II Pool 3.5% 4/1/2055 (e)	6,050,000	5,535,690
Ginnie Mae II Pool 3.5% 5/1/2055 (e)	6,525,000	5,953,998
Ginnie Mae II Pool 4% 1/20/2041	173,664	168,035
Ginnie Mae II Pool 4% 1/20/2042	592,797	572,819
Ginnie Mae II Pool 4% 1/20/2046	2,327	2,221
Ginnie Mae II Pool 4% 10/20/2040	84,852	82,117
Ginnie Mae II Pool 4% 10/20/2045	2,073	1,979
Ginnie Mae II Pool 4% 11/20/2040	342,569	331,496
Ginnie Mae II Pool 4% 12/20/2045	2,795	2,668
Ginnie Mae II Pool 4% 12/20/2054	7,255,963	6,793,103
Ginnie Mae II Pool 4% 2/20/2041	5,657	5,473
Ginnie Mae II Pool 4% 3/20/2047	88,741	84,411
Ginnie Mae II Pool 4% 4/20/2047	319,419	303,835
Ginnie Mae II Pool 4% 5/20/2046	497,639	474,603
Ginnie Mae II Pool 4% 6/20/2045	56,629	54,458
Ginnie Mae II Pool 4% 7/20/2044	2,909	2,800
Ginnie Mae II Pool 4% 8/20/2043	21,035	20,279
Ginnie Mae II Pool 4% 8/20/2045	408,554	390,536
Ginnie Mae II Pool 4% 9/20/2040	134,023	129,698
Ginnie Mae II Pool 4% 9/20/2045	1,967	1,880
Ginnie Mae II Pool 4.5% 11/20/2054	1,888,036	1,811,935
Ginnie Mae II Pool 4.5% 3/20/2041	7,701	7,593
Ginnie Mae II Pool 4.5% 5/20/2040	51,525	50,833
Ginnie Mae II Pool 4.5% 5/20/2041	15,041	14,831
Ginnie Mae II Pool 4.5% 7/20/2040	39,111	38,579
Ginnie Mae II Pool 4.5% 7/20/2054	887,275	851,511
Ginnie Mae II Pool 4.5% 9/20/2040	178,169	175,729
Ginnie Mae II Pool 5.5% 1/20/2055	2,045,659	2,051,661
Ginnie Mae II Pool 5.5% 12/20/2054	598,675	600,244
Ginnie Mae II Pool 5.5% 4/1/2055 (e)	10,025,000	10,046,978
Ginnie Mae II Pool 5.5% 5/1/2055 (e)	6,400,000	6,406,531
Ginnie Mae II Pool 6% 1/20/2055	993,968	1,010,099
Ginnie Mae II Pool 6% 12/20/2054	2,087,192	2,121,718
Ginnie Mae II Pool 6% 4/1/2055 (e)	25,600,000	25,982,002
Ginnie Mae II Pool 6% 5/1/2055 (e)	22,300,000	22,611,853
Ginnie Mae II Pool 6.5% 4/1/2055 (e)	7,100,000	7,268,248
Uniform Mortgage Backed Securities 2% 4/1/2055 (e)	35,250,000	28,038,897
Uniform Mortgage Backed Securities 2% 5/1/2055 (e)	17,600,000	14,001,624
Uniform Mortgage Backed Securities 2.5% 4/1/2055 (e)	3,700,000	3,076,781
Uniform Mortgage Backed Securities 2.5% 5/1/2055 (e)	1,750,000	1,455,166
Uniform Mortgage Backed Securities 3.5% 4/1/2055 (e)	1,375,000	1,240,400
Uniform Mortgage Backed Securities 4.5% 4/1/2055 (e)	2,625,000	2,512,105
Uniform Mortgage Backed Securities 6% 4/1/2055 (e)	1,400,000	1,421,875
Uniform Mortgage Backed Securities 6% 5/1/2055 (e)	800,000	811,718
TOTAL UNITED STATES		580,245,417
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $595,000,883)		580,245,417

U.S. Treasury Obligations - 47.4%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.02	12,353,900	7,817,220
US Treasury Bonds 1.75% 8/15/2041	1.94	43,542,800	29,508,751
US Treasury Bonds 1.875% 11/15/2051	1.95 to 2.04	13,856,800	7,970,366
US Treasury Bonds 2% 11/15/2041	2.00 to 2.14	16,500,000	11,589,316
US Treasury Bonds 2% 8/15/2051	1.85 to 1.94	44,704,200	26,623,447
US Treasury Bonds 2.25% 2/15/2052	2.26 to 2.90	36,300,000	22,900,195
US Treasury Bonds 2.875% 5/15/2052	3.07 to 3.19	23,300,000	16,917,074
US Treasury Bonds 3.375% 8/15/2042	3.46 to 3.75	34,200,000	29,319,820
US Treasury Bonds 3.625% 5/15/2053	3.90 to 4.02	26,100,000	21,985,172
US Treasury Bonds 4.125% 8/15/2053	4.18 to 5.00	53,171,000	48,996,246
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	67,700,000	63,786,095
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.65	41,100,000	38,794,547
US Treasury Bonds 4.625% 2/15/2055	4.60	5,000,000	5,033,581
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.65	12,830,000	12,871,597
US Treasury Notes 1.75% 1/31/2029	1.74	24,900,000	22,996,512
US Treasury Notes 2.375% 3/31/2029	2.67	10,000,000	9,430,859
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	67,451,000	63,891,379
US Treasury Notes 3.5% 2/15/2033	3.92	63,000,000	60,347,109
US Treasury Notes 3.75% 6/30/2030	3.91 to 4.12	64,800,000	64,081,125
US Treasury Notes 3.875% 11/30/2029	3.65 to 3.86	123,000,000	122,625,234
US Treasury Notes 3.875% 12/31/2029	3.47	85,000,000	84,727,735
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	36,190,000	35,469,027
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.27	128,800,000	125,519,632
US Treasury Notes 4% 1/31/2029	4.30	75,000,000	75,205,079
US Treasury Notes 4% 1/31/2031	4.13	39,100,000	39,051,125
US Treasury Notes 4% 2/15/2034	4.28	17,800,000	17,558,031
US Treasury Notes 4% 6/30/2028	4.24	17,000,000	17,057,109
US Treasury Notes 4.125% 11/15/2032	3.55 to 3.59	38,824,000	38,881,630
US Treasury Notes 4.125% 11/30/2031	4.25	10,200,000	10,232,273
US Treasury Notes 4.125% 2/29/2032	4.15 to 4.23	70,000,000	70,185,938
US Treasury Notes 4.125% 8/31/2030	4.61	24,900,000	25,059,516
US Treasury Notes 4.25% 11/15/2034	4.44	7,500,000	7,522,266
US Treasury Notes 4.375% 1/31/2032	4.41	23,900,000	24,321,984
US Treasury Notes 4.375% 11/30/2030	4.27 to 4.35	88,200,000	89,808,961
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.44	25,500,000	26,140,488
US Treasury Notes 4.625% 2/15/2035	4.24	37,600,000	38,839,619
US Treasury Notes 4.875% 10/31/2030	4.91	22,600,000	23,574,625
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,518,627,049)			1,436,640,683

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $41,435,096)	4.32	41,427,204	41,435,490

TOTAL INVESTMENT IN SECURITIES - 104.2% (Cost $3,301,214,791)	3,164,780,613
NET OTHER ASSETS (LIABILITIES) - (4.2)%	(127,627,860)
NET ASSETS - 100.0%	3,037,152,753

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 3.5% 4/1/2055	(6,525,000)	(5,970,310)
Ginnie Mae II Pool 5.5% 4/1/2055	(6,475,000)	(6,489,195)
Ginnie Mae II Pool 6% 4/1/2055	(22,300,000)	(22,632,759)
Uniform Mortgage Backed Securities 2% 4/1/2055	(30,525,000)	(24,280,492)
Uniform Mortgage Backed Securities 2.5% 4/1/2055	(3,450,000)	(2,868,891)
Uniform Mortgage Backed Securities 6% 4/1/2055	(800,000)	(812,499)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(63,054,146)

TOTAL TBA SALE COMMITMENTS (Proceeds $62,824,141)		(63,054,146)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $464,048,583 or 15.3% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	36,534,283	103,853,641	98,952,434	200,724	-	-	41,435,490	41,427,204	0.1%
Fidelity Securities Lending Cash Central Fund	7,141,810	20,692	7,162,502	225	-	-	-	-	0.0%
Total	43,676,093	103,874,333	106,114,936	200,949	-	-	41,435,490	41,427,204

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers who make markets in asset backed securities, collateralized mortgage obligations, and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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